                                                      Registration No. 2-65223
                                                             File No. 811-2944

                                UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                             [   ]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 51                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [   ]

Amendment No. 52                                                           [X]

                      OPPENHEIMER QUEST VALUE FUND, INC.
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

------------------------------------------------------------------------------
                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ X ] Immediately upon filing pursuant to paragraph (b)
[   ] On ____________________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Quest Value Fund, Inc.SM

Prospectus dated December 23, 2003

Oppenheimer Quest Value Fund, Inc. is a mutual fund that seeks capital appreciation as its goal. It invests mainly in common stocks and other equity securities.
      This Prospectus contains important information about the Fund's objective, and its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.
      Out

      account.

Oppenheimer Quest Value Fund, Inc. is a mutual fund that seeks capital appreciation as its goal. It invests mainly in common stocks and other equity securities.
      This Prospectus contains important information about the Fund's objective, and its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.
      Out

      account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                         Oppenheimer Quest Value Fund, Inc. is
                                         a mutual fund that seeks capital
                                         appreciation as its goal. It invests
                                         mainly in common stocks and other
                                         equity securities.
                                               This Prospectus contains
                                         important information about the
                                         Fund's objective, and its investment
                                         policies, strategies and risks. It
                                         also contains important information
                                         about how to buy and sell shares of
                                         the Fund and other account features.
                                         Please read this Prospectus carefully
                                         before you invest and keep it for
                                         future reference about your account.

As with all mutual funds, the
Securities and Exchange Commission
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Principal Investment
            Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace.  The Fund may invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks.  Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities. These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio manager, who is employed by the Sub-Advisor, OpCap Advisors, uses a "value" approach to investing.  The portfolio manager searches for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows.  This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases.  Currently, the selection process includes the following techniques:
   o  A "bottom up" analytical approach using fundamental research to focus on particular issuers before considering industry trends, evaluating each issuer's characteristics, financial results and management.
   o  A search for securities of established companies believed to be undervalued and having a high return on capital, strong management committed to shareholder value, and positive cash flows.
   o  Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager's initial expectations about the security and might result in a decision to sell the security.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund emphasizing common stock investments. Since the
Fund does not seek income and its income from investing will likely be small, it is not designed for investors needing an assured level of current income.
Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have risks to some degree.  The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Sub-Advisor will cause the Fund to underperform other funds having a similar objective.  As an example, the portfolio manager's "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances.  This could cause the Fund to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently emphasizes investments in stocks and other equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests.  Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund invests mainly in securities of companies with medium-size capitalizations and larger.  It can also invest in small companies, which may have more volatile stock prices than larger companies.

Industry Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund increases the emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the
Fund's investments, its investment performance and its price per share.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.
In the short term, the stock markets can be volatile, and the price of the
Fund's shares can go up and down substantially.  The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices.  In the OppenheimerFunds spectrum, the Fund is more conservative than aggressive growth stock funds, but has greater risks than funds that invest in both stocks and bonds or in investment-grade debt securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period  from  1/1/03  through  9/30/03,  the  cumulative  return  (not annualized) before taxes for Class A shares was 13.29%.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a calendar  quarter  was 13.53%  (2ndQtr'97)  and the lowest return  (not  annualized)  before  taxes for a calendar  quarter  was  -18.46%
(3rdQtr'02).

-------------------------------------------------------------------------------------

Average Annual Total Returns                        5 Years            10 Years
For    the    periods    ended                    (or life of        (or life of
December 31, 2002                  1 Year       class, if less)    class, if less)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  A   Shares   (inception

4/30/80)                           -23.55%           -2.74%             7.39%
  Return Before Taxes              -23.55%           -3.76%             5.88%
  Return After Taxes on
  Distributions                    -14.34%           -2.24%             5.70%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

-------------------------------------------------------------------------------------
S&P 500 Index (reflects no
deduction for fees, expenses

or taxes)                          -22.09%           -0.58%             9.34%1

-------------------------------------------------------------------------------------

Class  B   Shares   (inception     -23.55%           -2.51%             7.41%

9/1/93)
-------------------------------------------------------------------------------------

Class  C   Shares   (inception     -20.26%           -2.16%             7.16%

9/1/93)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  N   Shares   (inception     -19.92%          -13.31%              N/A

3/1/01)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  Y   Shares   (inception     -18.68%           -1.29%             3.33%

12/16/96)
-------------------------------------------------------------------------------------

1  From 12/31/92.

The Fund's average annual total returns include  applicable  sales charges:  for
Class A, the current  maximum  initial  sales charge of 5.75%;  for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-year);  and for Class
C and Class N, the 1% contingent  deferred  sales charge for the 1-year  period.
There is no sales charge for Class Y shares.  Because Class B shares  convert to
Class A shares 72 months after  purchase,  Class B  "life-of-class"  performance does  not  include  any  contingent  deferred  sales  charge  and  uses  Class A performance for the period after conversion. The returns measure the performance of a  hypothetical  account and assume  that all  dividends  and  capital  gains distributions  have been reinvested in additional shares. The performance of the
Fund's shares is compared to the S&P 500 Index, an unmanaged index of equity securities.  The index performance includes  reinvestment of income but does not reflect  transaction costs, fees, expenses or taxes. The Fund's investments will vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31,
2003.

-----------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                          Class A   Class B   Class C   Class N    Class Y
                           Shares    Shares    Shares     Shares    Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Maximum Sales Charge        5.75%     None      None       None      None
(Load) on purchases (as
% of offering price)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Maximum Deferred Sales      None1      5%2       1%3       1%4       None
Charge (Load) (as % of
the lower of the
original offering price
or redemption proceeds)
-----------------------------------------------------------------------------

------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

------------------------------------------------------------------------
------------------------------------------------------------------------

                              Class   Class B  Class   Class N Class Y
                              A       Shares   C       Shares  Shares
                              Shares           Shares

------------------------------------------------------------------------
------------------------------------------------------------------------

Management Fees               0.87%   0.87%    0.87%   0.87%   0.87%

------------------------------------------------------------------------
------------------------------------------------------------------------

Distribution and/or Service   0.25%   1.00%    1.00%   0.50%   None
(12b-1) Fees

------------------------------------------------------------------------
------------------------------------------------------------------------

Other Expenses                0.33%   0.43%    0.43%   0.45%   0.45%

------------------------------------------------------------------------
------------------------------------------------------------------------

Total Annual Operating        1.45%   2.30%    2.30%   1.82%   1.32%
Expenses

------------------------------------------------------------------------
1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines from 5% to 1% in years one through six and is eliminated after that.

3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

---------------------------------------------------------------------------------

Effective  January 1, 2004 the3 Yearse5eYearse10chedule is revised as 1 Year described  below in "How  the Fund is  ManagedYearshe  Manager  - The
Manager's  Fee."  "Management  Fees" in the table  above  assume that the revised  management fee schedule,  effective January 1, 2004, was in effect for the Fund's fiscal year ended  October 31, 2003.  During the fiscal year ended October 31, 2003,  the actual  management  fees were 0.92% for each class of shares and the "Total  Annual  Operating
Expenses"  were  1.51% for Class A shares,  2.35% for Class B shares,
2.35%  for Class C  shares,  1.87%  for Class N shares  and 1.37% for
Class Y shares.

Effective  January  1,  2003,  the Board set the Class A  asset-based sales  charge to zero  resulting  in a 12b-1  fee of 0.25%.  Prior to that  date,  the  asset-based  sales  charge was 0.10% (as to Class A shares  purchased  on and after  September  1, 1993) and 0.15% (as to
Class A shares  purchased  prior to September 1, 1993),  in each case on  average  annual  net  assets  representing  Class A shares of the
Fund.  For the Fund's  fiscal year ended  October 31, 2003 the actual
12b-1 fee was 0.26% for Class A shares.  The Board of  Directors  can set the rate of the asset-based  sales charge on Class A shares up to
0.25% of average annual net assets.

Expenses may vary in future years.  "Other expenses" include transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays. The Transfer Agent has  voluntarily  undertaken to the
Fund to limit the transfer  agent fees to 0.35% of average  daily net assets per  fiscal  year for all  classes.  That  undertaking  may be amended or  withdrawn  at any time  without  notice to  shareholders.
After the  waiver,  the actual  "Other  Expenses"  and "Total  Annual
Operating  Expenses" as  percentages of average daily net assets were
0.39%  and  2.26%  for  Class B  shares,  0.41% and 2.28% for Class C shares,  0.40%  and  1.77%  for  Class N shares  and  0.38% and 1.25%
respectively,  for Class Y shares.  For the Fund's  fiscal year ended
October 31, 2003,  the transfer agent fees did not exceed the expense limitation described above for Class A shares.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares           $714           $1,007        $1,322        $2,210

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares           $733           $1,018        $1,430        $2,2271

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares           $333           $718          $1,230        $2,636

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares           $285           $573           $985         $2,137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y Shares           $134           $418          $723          $1,590

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
If shares are not        1 Year         3 Years       5 Years       10 Years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares           $714           $1,007        $1,322        $2,210

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares           $233           $718          $1,230        $2,2271

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares           $233           $718          $1,230        $2,636

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares           $185           $573           $985         $2,137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y Shares           $134           $418          $723          $1,590

---------------------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

1.    Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the
Fund's portfolio among different types of investments will vary over time based upon the evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this Prospectus.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Fund's investment manager, OppenheimerFunds, Inc. (the "Manager")
has engaged the Sub-Advisor, OpCap Advisors, to select securities for the
Fund's portfolio. The Sub-Advisor tries to reduce risks by carefully researching securities before they are purchased and by diversifying the
Fund's investments.  That means the Fund does not hold a substantial percentage of the stock of any one company and does not invest too great a percentage of its assets in any one issuer.  Also under normal market conditions, the Fund does not concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Stock Investments.  The Fund invests mainly in a diversified portfolio of common stocks and other equity securities of issuers that are primarily of medium or large market capitalization, to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stock. They can be securities issued by domestic or foreign companies.

      At times, the Fund may emphasize the securities of issuers in a particular industry or group of industries, or of a particular capitalization or a range of capitalizations, depending on the Sub-Advisor's judgment about market and economic conditions. Some convertible securities can be considered
"equity equivalents" because of the conversion feature and their credit rating has less impact on the investment decision than in the case of other debt securities.  Other convertible securities may behave more like other debt securities.

Foreign Investing.  The Fund can buy foreign securities that are listed on a domestic or foreign stock exchange, traded in domestic or foreign over-the-counter markets, or represented by American Depository Receipts.
Foreign investing has special risks, described below.  The Fund can invest in emerging markets which have greater risks than developed markets, such as less developed trading markets and possibly less liquidity, unstable governments and economies, and greater risks of nationalization and restrictions on foreign ownership, making these investments more volatile than other foreign investments.  The Fund will hold foreign currency only in connection with buying and selling foreign securities.

Risks of Foreign Investing.  The Fund can buy securities issued by companies in developed and underdeveloped countries. While the Fund has no limits on the amounts it can invest in foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities. While foreign securities may offer special investment opportunities, there are also special risks.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund may also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Debt Securities. The Fund can also invest in debt securities, such as U.S.
Government securities and domestic corporate bonds and debentures.
Short-term debt securities can be selected for liquidity pending the purchase of other investments or to have cash to pay for redemptions of Fund shares.
The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Sub-Advisor. The Fund's investments in debt securities, including convertible debt securities, can be above or below investment grade in credit quality.  The Fund is not required to sell a security if its rating falls after the Fund buys it.  However, the Sub-Advisor will monitor those investments to determine whether the Fund should continue to hold them.
Rating definitions of national rating agencies are described in Appendix A to the Statement of Additional Information.

Money Market Instruments. For liquidity purposes, the Fund can also invest in
"money market instruments." These include U.S. Government securities and high-quality corporate debt securities having a remaining maturity of one year or less. They also include commercial paper, other short-term corporate debt obligations, certificates of deposit, bankers' acceptances and repurchase agreements.

Investing In Small, Unseasoned Companies.  The Fund can invest up to 15% of its total assets in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. These securities may have limited liquidity, which means that the Fund could have difficulty selling them at an acceptable price when it wants to. Their prices may be very volatile, especially in the short term.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Fund cannot invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager and Sub-Advisor monitor holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Hedging.  The Fund may buy and sell certain kinds of futures contracts, put and call options and forward contracts.  These are all referred to as
"hedging instruments."  In the broadest sense, hedging instruments the Fund might use may be considered "derivative investments."  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  The
Fund is not required to use hedging instruments to seek its goal and does not make extensive use of them.

Some of these strategies would hedge the Fund's portfolio against price fluctuations.  Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

Hedging involves risk.  If the Sub-Advisor used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's returns.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.
Options trading involves the payment of premiums and has special tax effects on the Fund.

Portfolio Turnover.   A change in the securities held by the Fund is known as
"portfolio turnover."  The Fund can engage in active and frequent trading to try to achieve its objective, although the Manager does not expect turnover to be high.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the
Fund's principal investment strategies.  Generally they would be short-term
U.S. Government securities and the types of money market instruments described above. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.  To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

Loans of Portfolio Securities. The Fund has entered into a Securities Lending
Agreement with JP Morgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions.
The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities
Lending Guidelines, adopted by the Fund's Board of Directors. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

How the Fund Is Managed

THE MANAGER. The Manager supervises the Fund's investment program and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund pays to conduct its business. The Manager became the Fund's investment advisor on November 22, 1995.

      The Manager has been an investment advisor since 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $135 billion in assets as of September 30, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The Manager's  Fees.  Effective  January 1, 2004, the Fund pays the Manager an advisory fee at an annual rate that  declines as the Fund's assets grow:
      0.90% of the first  $400  million  of  average  annual net assets of the
      Fund,  0.85% of the next $400  million,  0.80% of the next $400 million,
      0.70% of the next $4 million,  0.65% of the next $400  million and 0.60%
      of  average  annual net  assets in excess of $2  billion.  From June 15,
      2003 through  December 31, 2003, the annual advisory fee rate was: 0.90%
      of the first  $400  million  of  average  annual net assets of the Fund,
      0.85% of the next $600 million,  0.80% of the next $2 billion,  0.70% of the next $1  billion,  0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $5 billion.  Prior to June 15, 2003,  the annual  advisory  fee was:  1.00% of the first  $400  million of average annual net assets of the Fund, 0.90% of the next $400 million,  0.85% of the  next  $2.2  billion,  0.75%  of the next $1  billion  and  0.65% of
      average  annual  net  assets  in  excess  of  $4  billion.   The  Fund's
      management  fee for its last  fiscal  year ended  October  31,  2003 was
      0.92% of average annual net assets for each class of shares.

The Sub-Advisor.   From the Fund's inception on April 30, 1980 until November
      22, 1995, the Sub-Advisor (which was then named Quest for Value
      Advisors) served as the Fund's investment advisor.  On November 22,
      1995, the Manager became the Fund's investment advisor and retained the
      Sub-Advisor to continue providing day-to-day portfolio management for
      the Fund.   The Sub-Advisor has operated as an investment advisor to
      investment companies and other investors since its organization in
      1980, and as of September 30, 2003, the Sub-Advisor along with its parent, Oppenheimer Capital LLC, advised accounts having assets in excess of $20 billion.  The Sub-Advisor is located at 1345 Avenue of the Americas, 49th Floor, New York, New York 10105-4800.

      The Manager, not the Fund, pays the Sub-Advisor an annual fee under the
      Sub-Advisory Agreement between the Manager and the Sub-Advisor. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fee
      collected by the Manager on assets in excess of that amount.

      The Sub-Advisor is a Delaware limited liability company and is a wholly-owned subsidiary of Oppenheimer Capital LLC, a registered investment advisor, which is wholly-owned by Allianz Dresdner Asset
      Management U.S. Equities LLC, a subsidiary of Allianz Dresdner Asset
      Management of America L.P.  The general partner of Allianz Dresdner
      Asset Management of America L.P. is Allianz-PacLife Partners LLP.
      Allianz AG has majority ownership of, and controls, Allianz Dresdner
      Asset Management of America L.P. and its subsidiaries, including
      Oppenheimer Capital LLC and the Sub-Advisor.

Portfolio Manager.  The portfolio manager of the Fund is John Lindenthal, who is employed by the Sub-Advisor.  He is the person primarily responsible for the day-to-day management of the Fund's portfolio.  Mr. Lindenthal, a Managing Director of Oppenheimer Capital and the Sub-Advisor, became the Fund's portfolio manager in July 2000. Mr. Lindenthal has managed other portfolios for Oppenheimer Capital since 1979.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
   o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Directors has established procedures to value the
      Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Directors has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class N Shares.  If you buy Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase,  but you  will pay an  annual  asset-based  sales  charge.  If you sell  your shares  within 18 months of the  retirement  plan's  first  purchase  of
      Class N shares, you may pay a contingent  deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $250,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares of any one or more of the Oppenheimer funds by certain retirement plans that satisfied certain requirements prior to March 1, 2001
      ("grandfathered retirement accounts"). However, those Class A shares may be subject to a Class A contingent deferred sales charge, as described below.  Qualified retirement plans (other than grandfathered retirement accounts, single 401(k) plans, SEP IRAs and SIMPLE IRAs) are not permitted to purchase Class A subject to a Class A contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Distribution and Service Plan for Class A Shares. The Fund has adopted a
      Distribution and Service Plan for Class A shares. The Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of the service fee to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. The plan also provides for the Fund to pay an asset-based sales charge to the
      Distributor at an annual rate of 0.25% of average annual net assets of
      Class A shares of the Fund (the Board of Directors has set that rate at zero).  Prior to January 1, 2003, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge.  See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the
      Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's
      Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the
      Manager and the Fund may reject purchase orders and exchanges into the
      Fund by any person, group or account that the Manager believes to be a market timer. All accounts under common ownership or control within the
      Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this
      Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by the  Board  of  Directors.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally have higher  expenses  than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand the Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  The  information for fiscal years  2003,  2002, 2001 and
2000 has been audited by KPMG LLP , the Fund's independent auditors, whose report, along with the Fund's  financial  statements,  is included in the
Statement of  Additional  Information,  which is  available on request.  Another accounting firm audited the information for fiscal years prior to 2000.

OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A     Year Ended October 31,                2003          2002
2001          2000       1999
----------------------------------------------------------------------------------------------------------
Per Share Operating
Data
----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period           $15.03        $17.97
$19.40        $21.77     $21.46
----------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .07           .03
..03           .04        .02
Net realized and unrealized gain (loss)          3.20         (2.56)
(1.01)          .17       1.28

-----------------------------------------------------------
Total from investment operations                 3.27         (2.53)
(.98)          .21       1.30
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               --
--            --            --       (.15)
Dividends in excess of net investment income       --
--            --            --         -- 1
Distributions from net realized gain               --          (.41)
(.45)        (2.58)      (.84)

-----------------------------------------------------------
Total dividends and/or
distributions
to shareholders                                    --          (.41)
(.45)        (2.58)      (.99)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $18.30        $15.03
$17.97        $19.40     $21.77

===========================================================

----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              21.76%       (14.52)%
(5.23)%        1.44%      6.15%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Ratios/Supplemental
Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $613,601      $487,750
$567,124      $569,086   $906,698
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $518,901      $567,625
$593,910      $685,319   $977,120
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            0.48%         0.21%
0.21%         0.05%      0.07%
Total expenses                                   1.51%         1.59%
1.57%         1.61%      1.60%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                N/A 4,5       N/A 4,5
N/A 4,6      1.56%       N/A 4
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            17%
12%           19%           51%        62%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.

Class B     Year Ended October 31,                2003          2002
2001          2000       1999
------------------------------------------------------------------------------------------------------------
Per Share Operating Data
------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period           $14.37        $17.31
$18.82        $21.32     $21.08
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.18)         (.13)
(.08)         (.17)      (.11)
Net realized and unrealized gain (loss)          3.17         (2.40)
(.98)          .25       1.26

-------------------------------------------------------
Total from investment operations                 2.99         (2.53)
(1.06)          .08       1.15
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               --
--            --            --       (.07)
Dividends in excess of net investment income       --
--            --            --         -- 1
Distributions from net realized gain               --          (.41)
(.45)        (2.58)      (.84)

-------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --          (.41)
(.45)        (2.58)      (.91)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.36        $14.37
$17.31        $18.82     $21.32

=============================================================

------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              20.81%       (15.09)%     4
(5.83)%        0.79%      5.51%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $213,433      $229,555
$318,916      $336,225   $520,146
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $209,546      $296,203
$346,623      $390,734   $541,440
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (0.30)%       (0.47)%
(0.45)%       (0.58)%    (0.51)%
Total expenses                                   2.35%         2.27%
2.21%         2.24%      2.17%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                               2.31%          N/A 4,5
N/A 4,6      2.19%       N/A 4
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            17%
12%           19%           51%       62%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class C      Year Ended October 31,               2003      2002
2001         2000        1999
--------------------------------------------------------------------------------------------------------
Per Share Operating
Data
--------------------------------------------------------------------------------------------------------

Net asset value, beginning of period           $14.38    $17.32
$18.83       $21.32      $21.07
--------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                              (.08)     (.08)
(.05)        (.17)       (.11)
Net realized and unrealized gain (loss)          3.07     (2.45)
(1.01)         .26        1.26

---------------------------------------------------------
Total from investment operations                 2.99     (2.53)
(1.06)         .09        1.15
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               --        --
--           --        (.06)
Dividends in excess of net investment income       --        --
--           --          -- 1
Distributions from net realized gain               --      (.41)
(.45)       (2.58)       (.84)

---------------------------------------------------------
Total dividends and/or distributions

to shareholders                                    --      (.41)
(.45)       (2.58)       (.90)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.37    $14.38
$17.32       $18.83      $21.32

=========================================================

--------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              20.79%   (15.08)%
(5.82)%       0.83%       5.55%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Ratios/Supplemental
Data
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $76,529   $68,834
$81,771      $79,102    $132,668
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $68,992   $82,282
$84,956      $94,621    $143,378
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
3
Net investment loss                             (0.32)%   (0.46)%
(0.42)%      (0.55)%      (0.48)%
Total expenses                                   2.35%     2.26%
2.19%        2.21%        2.15%
Expenses after expense reimbursement

or fee waiver and reduction
to
custodian expenses                               2.33%      N/A 4,5      N/A
4,6     2.16%         N/A 4
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            17%       12%
19%          51%          62%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.

Class N     Year Ended October 31,                           2003
2002      2001 1
------------------------------------------------------------------------------------------
Per Share Operating
Data
------------------------------------------------------------------------------------------

Net asset value, beginning of period                      $14.99
$17.96      $20.01
------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                                 .02
(.01)         -- 2
Net realized and unrealized gain (loss)                     3.18     (2.55)
    (2.05)

--------------------------------
Total from investment operations                            3.20
(2.56)      (2.05)
------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                          --
--          --
Dividends in excess of net investment income                  --
--          --
Distributions from net realized gain                          --
(.41)         --

--------------------------------
Total dividends and/or distributions to shareholders          --
(.41)         --
------------------------------------------------------------------------------------------
Net asset value, end of period                            $18.19
$14.99      $17.96

================================

------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 3                         21.35%
(14.70)%    (10.25)%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Ratios/Supplemental
Data
------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $12,361
$8,147      $2,696
------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 9,847
$6,363      $  651
------------------------------------------------------------------------------------------
Ratios to average net assets:
4
Net investment income (loss)                                0.17%
(0.02)%     (0.13)%
Total expenses                                              1.87%
1.79%       1.72%
Expenses after expense
reimbursement
or fee waiver and reduction
to
custodian expenses                                          1.82%      N/A
5,6      N/A 5,7
------------------------------------------------------------------------------------------
Portfolio turnover rate                                       17%
12%         19%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year. Returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.
7. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class Y     Year Ended October 31                2003      2002
2001      2000      1999
-----------------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------------

Net asset value, beginning of period           $15.19    $18.10    $19.47
$21.82    $21.54
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .07       .05
..04       .04       .08
Net realized and unrealized gain (loss)          3.27     (2.55)
(.96)      .19      1.28

------------------------------------------------
Total from investment operations                 3.34     (2.50)
(.92)      .23      1.36
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               --        --
--        --      (.24)
Dividends in excess of net investment income       --        --
--        --        -- 1
Distributions from net realized gain               --      (.41)     (.45)
(2.58)     (.84)

------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --      (.41)     (.45)
(2.58)    (1.08)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                 $18.53    $15.19    $18.10
$19.47    $21.82

================================================

-----------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              21.99%   (14.25)%
(4.89)%    1.54%     6.45%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $31,571   $21,842   $20,681
$13,478   $14,579
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)             $26,426   $23,774   $18,259
$12,712   $12,065
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            0.69%     0.50%
0.52%     0.21%     0.32%
Total expenses                                   1.37%     1.38%
1.25%     1.45%     1.33%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                               1.30%     1.28%
1.22%     1.40%      N/A 4
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                            17%       12%
19%       51%       62%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     1. Significant  Accounting Policies Oppenheimer Quest Value Fund, Inc. (the
Fund) is registered under the Investment Company Act of 1940, as amended,  as an open-end management  investment company.  The Fund's investment  objective is to seek capital  appreciation.  The Fund's investment advisor is  OppenheimerFunds,
Inc. (the Manager).  The Manager has entered into a sub-advisory  agreement with
OpCap Advisors.

     The Fund  offers  Class A,  Class B,  Class C,  Class N and Class Y shares.
Class A shares are sold at their  offering  price,  which is normally  net asset value plus a  front-end  sales  charge.  Class B, Class C and Class N shares are sold  without a  front-end  sales  charge  but may be  subject  to a  contingent deferred  sales charge (CDSC).  Class N shares are sold only through  retirement plans.  Retirement  plans that offer Class N shares may impose  charges on those accounts.

     Class Y shares are sold to certain institutional investors without either a front-end  sales charge or a CDSC. All classes of shares have  identical  rights and voting  privileges.  Earnings,  net assets and net asset value per share may differ by minor  amounts  due to each  class  having its own  expenses  directly attributable  to that class.  Classes A, B, C and N have  separate  distribution and/or service plans. No such plan has been adopted for Class Y shares.  Class B shares will automatically  convert to Class A shares six years after the date of purchase.

   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other  domestic or foreign  exchanges are valued based on the last sale price of the security  traded on that  exchange  prior to the time when the Fund's assets are valued.  Securities  traded on NASDAQ are valued based on the closing  price provided by NASDAQ prior to the time when the Fund's  assets are valued.  In the absence of a sale,  the  security  is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.  Securities (including restricted  securities)
for which  quotations  are not  readily  available  are valued  primarily  using dealer-supplied  valuations, a portfolio pricing service authorized by the Board of  Directors,  or at their fair value.  Fair value is  determined in good faith using  consistently  applied  procedures  under the  supervision of the Board of
Directors.  Short-term  "money  market  type"  debt  securities  with  remaining
maturities  of  sixty  days  or  less  are  valued  at  amortized   cost  (which
approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

Allocation of Income,  Expenses,  Gains and Losses. Income, expenses (other than those  attributable  to a specific  class),  gains and losses are allocated on a daily basis to each class of shares  based upon the relative  proportion  of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax  components of capital shown in the table below  represent  distribution requirements the Fund must satisfy under the income tax regulations,  losses the
Fund may be able to offset against income and gains realized in future years and unrealized  appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                           Net Unrealized
                                                             Appreciation
                                                         Based on Cost of
                                                           Securities and
        Undistributed Undistributed       Accumulated   Other Investments
        Net Investment    Long-Term              Loss  for Federal Income
        Income                 Gain  Carryforward 1,2        Tax Purposes
        -----------------------------------------------------------------
        $1,856,491              $--       $42,423,928        $124,630,971

1. As of October 31, 2003, the Fund had $42,423,928 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2010       $41,300,603
                              2011         1,123,325
                                         -----------
                              Total      $42,423,928
                                         ===========

2. During the fiscal years ended October 31, 2003 and October 31, 2002, the Fund did not utilize any capital loss carryforwards.

The tax character of distributions paid during the years ended October 31,
2003
and October 31, 2002 was as follows:
                                           Year Ended        Year Ended
                                     October 31, 2003  October 31, 2002
                 -------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                  $--       $ 1,697,565
                 Long-term capital gain            --        21,256,296
                                                  ----------------------
                 Total                            $--       $22,953,861
                                                  ======================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for
federal income tax purposes as of October 31, 2003 are noted below. The primary
difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses
or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments          $841,992,107
                                                -------------
                 Gross unrealized appreciation  $176,943,456
                 Gross unrealized depreciation   (52,312,485)
                                                -------------
                 Net unrealized appreciation    $124,630,971
                                                =============

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended
October 31, 2003, the Fund's projected benefit obligations were increased by
$5,164 and payments of $3,035 were made to retired directors, resulting in an accumulated liability of $118,899 as of October 31, 2003.
   The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all
or
a portion of the annual compensation they are entitled to receive from the
Fund.
Under the plan, deferred amounts are treated as though equal dollar amounts had
been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred
until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if
any, are declared and paid annually.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization
of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings
on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of
assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Capital Stock
The Fund has authorized 125 million shares of $1.00 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                         Year Ended October 31, 2003   Year Ended October 31,
2002
                                Shares        Amount         Shares
Amount
-----------------------------------------------------------------------------------
Class A

Sold                         8,388,977  $135,379,774      8,188,234
$143,871,912
Dividends and/or
distributions reinvested            --            --        653,219
12,162,940
Redeemed                    (7,304,455) (114,871,972)    (7,958,165)
(135,057,828)

-------------------------------------------------------
Net increase                 1,084,522  $ 20,507,802        883,288   $
20,977,024

=======================================================

-----------------------------------------------------------------------------------
Class B
Sold                         2,164,844  $ 33,198,617      3,073,484   $
51,995,465
Dividends and/or
distributions reinvested            --            --        380,323
6,815,399
Redeemed                    (5,840,725)  (87,515,711)    (5,903,799)
(96,248,064)

-------------------------------------------------------
Net decrease                (3,675,881) $(54,317,094)    (2,449,992)
$(37,437,200)

=======================================================

-----------------------------------------------------------------------------------
Class C
Sold                         2,153,026  $ 32,292,040      1,528,409   $
25,621,828
Dividends and/or
distributions reinvested            --            --         95,986
1,721,039
Redeemed                    (2,532,498)  (37,836,118)    (1,559,108)
(24,974,459)

-------------------------------------------------------
Net increase (decrease)       (379,472) $ (5,544,078)        65,287   $
2,368,408

=======================================================

-----------------------------------------------------------------------------------
Class N
Sold                           295,202  $  4,685,360        540,598   $
9,398,173
Dividends and/or
distributions reinvested            --            --          5,205
96,872
Redeemed                      (159,224)   (2,551,446)      (152,433)
(2,642,853)

-------------------------------------------------------
Net increase                   135,978  $  2,133,914        393,370   $
6,852,192

=======================================================

-----------------------------------------------------------------------------------
Class Y
Sold                           971,748  $ 15,136,128        796,765   $
14,147,444
Dividends and/or
distributions reinvested            --            --         25,250
473,948
Redeemed                      (705,862)  (11,419,767)      (526,653)
(9,075,139)

-------------------------------------------------------
Net increase                   265,886  $  3,716,361        295,362   $
5,546,253

=======================================================
--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were
$131,356,652 and $197,558,675, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund. Effective June 15, 2003, the agreement provides for a fee at an annual rate of 0.90% of the first $400 million of average annual net assets of the Fund, 0.85% of the next $600 million, 0.80% of the next $2 billion, 0.70% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $5 billion. Prior to June 15, 2003, the annual advisory fee rate was 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next
$400 million, 0.85% of the next $2.2 billion, 0.75% of the next $1 billion and
0.65% of average annual net assets in excess of $4 billion.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the year ended
October 31, 2003, the Manager paid $2,520,740 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended October 31, 2003, the Fund paid
$2,540,182 to OFS for services to the Fund.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets
of less than $10 million and $10,000 for assets of $10 million or more. The
Class Y shares are subject to the minimum fees in the event that the per account
fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent
fees up to an annual rate of 0.35% of average annual net assets for all classes.
This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period
indicated.

                 Aggregate        Class A   Concessions    Concessions
Concessions    Concessions
                 Front-End      Front-End    on Class A     on Class B     on
Class C     on Class N
             Sales Charges  Sales Charges        Shares
Shares         Shares         Shares
                on Class A    Retained by   Advanced by    Advanced by
Advanced by    Advanced by
Year Ended          Shares    Distributor  Distributor1  Distributor 1
Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------

October 31, 2003  $714,781       $221,497       $82,712       $735,245
$108,515        $32,571

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own
resources at the time of sale.

                           Class A        Class B        Class C        Class
N
                        Contingent     Contingent     Contingent
Contingent
                          Deferred       Deferred       Deferred
Deferred
                     Sales Charges  Sales Charges  Sales Charges  Sales
Charges
                       Retained by    Retained by    Retained by    Retained
by
Year Ended             Distributor    Distributor    Distributor
Distributor
-------------------------------------------------------------------------------
October 31, 2003           $12,943       $629,815        $19,215
$20,909

--------------------------------------------------------------------------------
Distribution and Service Plan for Class A Shares. The Fund has adopted a
Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to
0.15%
of average annual net assets representing Class A shares purchased before
September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or before December 31, 2002. Beginning January 1, 2003, the
Board of Directors set the annual rate at zero. The Fund also pays a service fee
to the Distributor of 0.25% of the average annual net assets of Class A shares.
For the year ended October 31, 2003, expense under the Class A plan totaled
$1,372,643, all of which were paid by the Distributor to recipients, which included $13,077 retained by the Distributor and $77,695 which was paid to an affiliate of the Manager.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year
under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

Distributor's
                                                   Distributor's
Aggregate
                                                       Aggregate
Uncompensated
                                                   Uncompensated  Expenses as
%
                  Total Expenses  Amount Retained       Expenses  of Net
Assets
                      Under Plan   by Distributor     Under Plan       of
Class
-------------------------------------------------------------------------------
Class B Plan          $2,095,900       $1,497,713     $5,628,375
2.64%
Class C Plan             689,719          137,870      2,431,058
3.18
Class N Plan              49,176           38,928        236,244
1.91

INFORMATION AND SERVICES

For More Information on Oppenheimer Quest Value Fund, Inc.SM
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.

The Fund's SEC File No.: 811-2944
PR0225.001.1203
Printed on recycled paper

                          Appendix to Prospectus of

                        Oppenheimer Quest Value Fund, Inc.

      Graphic Material included in the Prospectus of Oppenheimer Quest Value
Fund, Inc. (the "Fund") under the heading: "Annual Total Returns (Class A)
(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the past ten calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

Calendar

Year                                Annual Total
Ended                               Return
-----                               ------
12/31/93                            6.74%
12/31/94                            0.85%
12/31/95                            37.11%
12/31/96                            25.57%
12/31/97                            26.50%
12/31/98                            9.47%
12/31/99                            -0.04%
12/31/00                            12.97%
12/31/01                            -7.88%
12/31/02                           -18.88%

------------------------------------------------------------------------------

Oppenheimer Quest Value Fund, Inc. SM

------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL OPP (225.5677)

Statement of Additional Information dated December 23, 2003

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  December 23,  2003.  It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  or by calling the Transfer Agent at the toll-free  number shown above,
or  by  downloading  it  from  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com.

Contents
                                                                      Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Other Investment Restrictions......................................
How the Fund is Managed ...............................................
    Board of Directors and Oversight Committees .......................
    Directors and Officers of the Fund.................................
    The Manager........................................................

Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund
Independent Auditors' Report...........................................
Financial Statements...................................................

------------------------------------------------------------------------------
A B O U T  T H E  F U N D
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc. (the  "Manager"),  and the Fund's  Sub-Advisor,  OpCap
Advisors (the "Sub-Advisor"),  can select for the Fund. Additional information is also provided about the strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the  Sub-Advisor,  may use in selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and  strategies  described  below in seeking its
objective.   It  may  use  some  of  the  special  investment  techniques  and strategies at some times or not at all.

      In  selecting  securities  for the  Fund's  portfolio,  the  Sub-Advisor evaluates the merits of particular  securities  primarily through the exercise of its own  investment  analysis.  In the  case  of  corporate  issuers,  that
process  may  include,   among  other  things,   evaluation  of  the  issuer's
historical  operations,  prospects  for the  industry  of which the  issuer is part, the issuer's financial  condition,  its pending product developments and business  (and  those of  competitors),  the  effect  of  general  market  and economic conditions on the issuer's business,  and legislative  proposals that might affect the issuer.  In the case of foreign  securities,  when evaluating the securities of issuers in a particular  country,  the  Sub-Advisor may also consider the conditions of a particular  country's  economy in relation to the
U.S. economy or other foreign  economies,  general  political  conditions in a country  or  region,  the  effect  of  taxes,  the  efficiencies  and costs of particular markets and other factors.

      |X|  Investments  in  Equity  Securities.  The Fund  does not  limit its investments in equity securities to issuers having a market  capitalization of a specified size or range,  and while it emphasizes  securities of medium- and large-capitalization  issuers,  the Fund  can also  invest  in  securities  of small-capitalization  issuers.  At times,  the Fund may  increase the relative
emphasis   of  its  equity   investments   in   securities   of  one  or  more
capitalization  ranges,  based upon the  Sub-Advisor's  judgment  of where the best market  opportunities  are to seek the Fund's  objective.  At times,  the
market  may  favor  or  disfavor   securities   of  issuers  of  a  particular
capitalization  range, and securities of  small-capitalization  issuers may be subject to greater  price  volatility  in general  than  securities  of larger
companies.   Therefore,   if  the  Fund   has   substantial   investments   in
smaller-capitalization  companies  at times of market  volatility,  the Fund's
share   price   could   fluctuate   more  than  that  of  funds   focusing  on
larger-capitalization issuers.

            |_| Value  Investing.  In  selecting  equity  investments  for the
Fund's  portfolio,  the portfolio  manager  currently  uses a value  investing style. In using a value approach,  the portfolio manager seeks stock and other equity  securities  that  appear  to be  temporarily  undervalued  by  various measures,  such as price/earnings  ratios.  This approach is subject to change and may not  necessarily be used in all cases.  Value  investing  seeks stocks having  prices  that  are low in  relation  to  their  real  worth  or  future prospects,  in the hope that the Fund will realize  appreciation  in the value of its  holdings  when other  investors  realize  the  intrinsic  value of the stock.

      Using value investing  requires  research as to the issuer's  underlying financial  condition  and  prospects.  Some of the  measures  used to identify these securities include, among others:
      |_|  Price/Earnings  ratio,  which is the stock's  price  divided by its earnings  per share.  A stock having a  price/earnings  ratio lower than its  historical  range,  or the  market  as a whole  or that of  similar companies, may offer attractive investment opportunities.
      |_|  Price/book  value  ratio,  which is the stock price  divided by the book value of the company per share,  which measures the company's stock price in relation to its asset value.
      |_| Dividend  Yield is measured by dividing  the annual  dividend by the stock price per share.
      |_| Valuation of Assets,  which compares the stock price to the value of the company's underlying assets,  including their projected value in the marketplace and liquidation value.

            ? Preferred  Stocks.  Preferred stock,  unlike common stock, has a stated  dividend  rate  payable  from the  corporation's  earnings.  Preferred stock  dividends  may  be  cumulative  or  non-cumulative,  participating,  or auction rate.  "Cumulative"  dividend  provisions  require all or a portion of prior  unpaid  dividends  to be  paid  before  dividends  can be  paid  on the issuer's common stock.  Preferred stock may be  "participating"  stock,  which means that it may be entitled to a dividend  exceeding the stated  dividend in certain cases.

      If interest rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred stocks to decline.  Preferred stock  may have  mandatory  sinking  fund  provisions,  as well as  provisions allowing  calls  or  redemptions  prior to  maturity,  which  can also  have a negative  impact  on prices  when  interest  rates  decline.  Preferred  stock generally  has a  preference  over  common  stock  on  the  distribution  of a corporation's  assets  in the event of  liquidation  of the  corporation.  The rights of preferred stock on  distribution  of a  corporation's  assets in the event of a liquidation  are  generally  subordinate  to the rights  associated with a corporation's debt securities.

            |_|  Rights  and  Warrants.  Warrants  basically  are  options  to purchase  equity  securities at specific prices valid for a specific period of time.  Their  prices do not  necessarily  move  parallel  to the prices of the underlying  securities.  Rights are similar to warrants,  but normally  have a
short   duration   and  are   distributed   directly  by  the  issuer  to  its
shareholders.   Rights  and  warrants  have  no  voting  rights,   receive  no
dividends and have no rights with respect to the assets of the issuer.

            |_|  Convertible  Securities.   Convertible  securities  are  debt
securities  that are convertible  into an issuer's  common stock.  Convertible securities  rank senior to common stock in a corporation's  capital  structure and  therefore  are  subject  to less  risk than  common  stock in case of the issuer's bankruptcy or liquidation.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion value, the security will behave more like a debt security,  and the security's  price will likely  increase when interest  rates fall and decrease when interest  rates rise.  If the  conversion  value  exceeds the  investment value, the security will behave more like an equity  security:  it will likely sell at a  premium  over its  conversion  value,  and its  price  will tend to fluctuate directly with the price of the underlying security.

      While some convertible  securities are a form of debt security,  in many cases their conversion  feature (allowing  conversion into equity  securities)
may  cause  them  to  be   regarded  by  the   Sub-Advisor   more  as  "equity
equivalents."  As a result,  the credit  rating  assigned to the  security has
less  impact  on  the  Sub-Advisor's   investment  decision  with  respect  to
convertible  securities  than in the  case  of  non-convertible  fixed  income securities.  Convertible  securities  are  subject  to the  credit  risks  and
interest  rate  risks  described  below.  To  determine  whether   convertible
securities  should be regarded as "equity  equivalents,"  the  Sub-Advisor may consider the following factors:

(1)   whether, at the option of the investor,  the convertible security can be exchanged for a
         fixed number of shares of common stock of the issuer,
(2)   whether  the  issuer of the  convertible  securities  has  restated  its earnings per share of
         common  stock on a fully  diluted  basis  (considering  the effect of conversion of the
         convertible securities), and
(3)   the extent to which the convertible  security may be a defensive "equity substitute,"
         providing  the  ability to  participate  in any  appreciation  in the price of the issuer's common stock.

      |X|  Foreign   Securities.   The  Fund  can  purchase  equity  and  debt
securities  issued  by  foreign  companies  or  foreign  governments  or their
agencies.   "Foreign   securities"  include  equity  and  debt  securities  of
companies  organized  under the laws of countries other than the United States
and  debt   securities  of  foreign   governments   and  their   agencies  and
instrumentalities.  They may be traded on foreign  securities  exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or
traded  in  the  U.S.   over-the-counter   markets  are  considered   "foreign
securities"  for the  purpose of the Fund's  investment  allocations.  That is because  they are  subject to some of the  special  considerations  and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because  the  Fund  can  purchase  securities   denominated  in  foreign
currencies,  a change  in the  value of a foreign  currency  against  the U.S.
dollar  could  result  in a  change  in the  amount  of  income  the  Fund has available  for  distribution.  Because  a  portion  of the  Fund's  investment income may be  received  in foreign  currencies,  the Fund will be required to compute  its income in U.S.  dollars for  distribution  to  shareholders,  and therefore  the Fund will absorb the cost of currency  fluctuations.  After the
Fund has distributed income,  subsequent foreign currency losses may result in the Fund's having  distributed more income in a particular  fiscal period than was  available  from  investment  income,  which  could  result in a return of capital to shareholders.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

            |_| Foreign  Debt  Obligations.  The debt  obligations  of foreign governments  and  their  agencies  and  instrumentalities  may or  may  not be supported  by the full faith and credit of the  foreign  government.  The Fund can buy securities issued by certain "supra-national"  entities, which include
entities   designated  or  supported  by  governments   to  promote   economic
reconstruction  or  development,   international   banking  organizations  and
related  government   agencies.   Examples  are  the  International  Bank  for
Reconstruction  and Development  (commonly called the "World Bank"), the Asian
Development Bank and the Inter-American Development Bank.

      The   governmental   members  of  these   supra-national   entities  are
"stockholders" that typically make capital  contributions and may be committed to make additional capital  contributions if the entity is unable to repay its borrowings.  A supra-national  entity's lending activities may be limited to a percentage  of its total  capital,  reserves  and net income.  There can be no assurance that the constituent  foreign  governments  will continue to be able or willing to honor their capitalization commitments for those entities.

            |_|  Risks  of   Foreign   Investing.   Investments   in   foreign
securities  may offer  special  opportunities  for  investing but also present special  additional  risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency rates,  currency rates or currency control  regulations (for example, currency blockage);

o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign
                  countries   comparable  to  those   applicable  to  domestic
issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
            greater  volatility and less liquidity on foreign  markets than in the U.S.;
o     less  governmental  regulation of foreign  issuers,  stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of
            certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
         taxation, political,
                  financial  or  social   instability  or  adverse  diplomatic
developments; and
o     unfavorable   differences   between   the  U.S.   economy   and  foreign
         economies.

      In  the  past,  U.S.   Government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

            |_| Special  Risks of Emerging  Markets.  Emerging and  developing markets abroad may also offer special  opportunities  for growth investing but have  greater  risks than more  developed  foreign  markets,  such as those in
Europe,  Canada,  Australia,  New  Zealand  and Japan.  There may be even less liquidity in their securities markets,  and settlements of purchases and sales of  securities  may be  subject  to  additional  delays.  They are  subject to greater  risks of  limitations  on the  repatriation  of  income  and  profits
because  of  currency   restrictions  imposed  by  local  governments.   Those
countries  may also be subject to the risk of greater  political  and economic instability,  which can greatly  affect the volatility of prices of securities
in  those  countries.   The  Sub-Advisor  will  consider  these  factors  when
evaluating securities in these markets.

      |X|   Passive   Foreign   Investment   Companies.   Some  securities  of
corporations  domiciled  outside the U.S. which the Fund may purchase,  may be considered  passive  foreign  investment  companies  ("PFICs")  under U.S. tax laws. PFICs are those foreign  corporations  which generate  primarily passive income. They tend to be growth companies or "start-up" companies.  For federal tax  purposes,  a  corporation  is deemed a PFIC if 75% or more of the foreign corporation's  gross income for the income year is passive income or if 50% or more of its  assets  are assets  that  produce or are held to produce  passive income.  Passive  income is further  defined  as any  income to be  considered foreign  personal  holding  company  income  within the  subpart F  provisions defined by IRCss.954.

      Investing  in PFICs  involves  the risks  associated  with  investing in foreign  securities,  as  described  above.  There are also the risks that the
Fund may not realize  that a foreign  corporation  it invests in is a PFIC for federal  tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for failure to properly report  investment income from PFICs.  Following  industry standards,  the Fund makes every effort to ensure  compliance with federal tax reporting of these  investments.  PFICs would be considered foreign securities for the purposes of any minimum  percentage  requirements  or  limitations  of
investing  in  foreign   securities  imposed  by  the  Fund  by  the  Manager,
Sub-Advisor or Board of Directors.

      Subject to the limits  under the  Investment  Company  Act, the Fund may also invest in foreign  mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income).  Investing in these types of PFICs may allow  exposure  to various  countries  because  some foreign  countries  limit, or prohibit,  all direct foreign  investment in the securities of companies domiciled therein.

      In addition to bearing their  proportionate  share of a fund's  expenses
(management fees and operating  expenses),  shareholders  will also indirectly bear  similar  expenses of such  entities.  Additional  risks of  investing in other  investment  companies are described  below under  "Investment  in Other
Investment Companies."

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund traded its  portfolio  securities  during its last fiscal year.
For  example,  if a fund  sold all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100% annually.  The Fund's  portfolio turnover rate will  fluctuate  from year to year, but the Fund does not expect to  have a  portfolio  turnover  rate of 100%  or  more.  Increased  portfolio turnover  creates higher  brokerage and transaction  costs for the Fund, which may reduce the Fund's  performance.  Additionally,  the realization of capital gains  from  selling  portfolio  securities  may  result in  distributions  of taxable long-term capital gains to shareholders,  since the Fund will normally distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  may  from  time to time  use the  types  of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      |X|   Investments   in  Debt   Securities.   The  Fund  can   invest  in
convertible  securities  and can also  invest in bonds,  debentures  and other debt  securities,  including  U.S.  Government  securities,  for  liquidity or defensive  purposes.  Because the Fund  currently  emphasizes  investments  in equity  securities,  such as stocks,  it is not anticipated that more than 25%
of the Fund's  total assets will be invested in debt  securities  under normal market  conditions.  Foreign  debt  securities  are  subject  to the  risks of foreign  investing  described  above.  In general  domestic  and foreign  debt securities are also subject to the credit risk and interest rate risk.

      |_| Credit  Risk.  Credit risk relates to the ability of the issuer of a debt  securities to meet interest and principal  payment  obligations  as they become due.  The Fund's debt  investments  can  include  investment-grade  and
non-investment-grade   bonds   (commonly   referred   to  as  "junk   bonds").
Investment-grade  bonds are bonds  rated at least  "Baa" by Moody's  Investors
Service, Inc. ("Moody's"),  at least "BBB" by Standard & Poor's Rating Service
("Standard & Poor's") or Fitch, Inc. ("Fitch"),  or have comparable ratings by another  nationally  recognized  statistical  rating  organization.  In making investments in debt  securities,  the  Sub-Advisor  may rely to some extent on the  ratings  of  ratings  organizations  or it may use its  own  research  to evaluate a security's  credit  worthiness.  If the securities are unrated,  to be considered part of the Fund's holdings of investment-grade  securities they must be judged by the  Sub-Advisor to be of comparable  quality to bonds rated as  investment  grade by a rating  organization.  The  debt  security  ratings definitions of the principal ratings  organizations are included in Appendix A to this Statement of Additional Information.

      |_| Interest Rate Risk.  Interest  rate risk refers to the  fluctuations in value of debt securities  resulting from the inverse  relationship  between price and yield.  For  example,  an  increase in general  interest  rates will tend to reduce the market value of  already-issued  fixed-income  investments, and a decline in general  interest rates will tend to increase their value. In addition,  debt securities with longer  maturities,  which tend to have higher yields, are subject to potentially greater  fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations  in the market value of fixed-income  securities  after the
Fund  buys  them  will  not  affect  the  interest  income  payable  on  those securities  (unless the security  pays  interest at a variable  rate pegged to interest rate changes).  However,  those price  fluctuations will be reflected in the  valuations  of the  securities,  and  therefore  the  Fund's net asset values will be affected by those fluctuations.

      |_|  U.S.  Government   Securities.   These  are  securities  issued  or
guaranteed   by  the  U.S.   Treasury   or  other   government   agencies   or
federally-chartered  corporate  entities  referred to as  "instrumentalities".
Obligations  of  U.S.  Government  agencies  or  instrumentalities  (including mortgage-backed  securities)  may or may not be guaranteed or supported by the
"full faith and credit" of the United States.  Some  obligations are backed by the  right  of the  issuer  to  borrow  from  the U.S.  Treasury;  others,  by discretionary  authority  of the U.S.  Government  to purchase  the  agencies'
obligations;   while  others  are   supported   only  by  the  credit  of  the
instrumentality.

      All U.S.  Treasury  obligations  are backed by the full faith and credit of the United  States.  If the securities are not backed by the full faith and
credit  of  the  United  States,   the  owner  of  the  securities  must  look
principally  to the agency issuing the obligation for repayment and may not be able to assert a claim  against the United States in the event that the agency or  instrumentality  does not meet its  commitment.  The Fund  will  invest in securities of U.S.  Government  agencies and  instrumentalities  only when the
Sub-Advisor  is satisfied  that the credit risk with respect to such agency or instrumentality is minimal.

      |_|  Special  Risks  of   Lower-Grade   Securities.   While  it  is  not
anticipated  that the Fund  currently  will  invest  more than 5% of its total assets in lower-grade  debt  securities,  the Fund can invest a portion of its assets  in these  securities.  Because  lower-rated  securities  tend to offer higher  yields  than  investment  grade  securities,  the Fund may  invest  in lower-grade  securities if the Sub-Advisor is trying to achieve greater income
(and, in some cases, the appreciation  possibilities of lower-grade securities might be a reason they are selected for the Fund's portfolio).

      "Lower-grade" debt securities are those rated below "investment  grade,"
which  means  they have a rating  lower  than  "Baa" by  Moody's or lower than
"BBB" by Standard & Poor's or Fitch,  or similar  ratings by other  nationally recognized rating  organizations.  If they are unrated,  and are determined by the  Sub-Advisor to be of comparable  quality to debt  securities  rated below investment  grade,  they are included in the  limitation on the  percentage of the Fund's  assets that can be invested in  lower-grade  securities.  The Fund can invest in  securities  rated as low as "C" or "D"  although  under  normal circumstances the Fund will not purchase securities that are in default.

      Some  of  the  special  credit  risks  of  lower-grade   securities  are
discussed  in the  Prospectus.  There is a greater  risk that the  issuer  may default on its  obligation to pay interest or to repay  principal  than in the case of investment grade  securities.  The issuer's low  creditworthiness  may increase the potential  for its  insolvency.  An overall  decline in values in the high yield bond  market is also more  likely  during a period of a general economic  downturn.  An economic  downturn  or an  increase in interest  rates could severely  disrupt the market for high yield bonds,  adversely  affecting the  values of  outstanding  bonds as well as the  ability  of  issuers to pay interest or repay  principal.  In the case of foreign high yield bonds,  these risks are in addition to the special  risk of foreign  investing  discussed in the Prospectus and in this Statement of Additional Information.

      However,  the Fund's limitations on these investments may reduce some of the  risks  to the  Fund,  as will  the  Fund's  policy  of  diversifying  its investments.  Additionally,  to the extent they can be  converted  into stock, convertible  securities  may be  less  subject  to some of  these  risks  than non-convertible  high yield  bonds,  since  stock may be more  liquid and less affected by some of these risk factors.

      While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch  are  investment  grade and are not  regarded  as junk  bonds,  those securities  may be  subject  to  special  risks,  and  have  some  speculative characteristics.

      |X| Money Market  Instruments.  The following is a brief  description of the types of money  market  securities  the Fund can  invest in.  Those  money market  securities are  high-quality,  short-term  debt  instruments  that are issued by the U.S.  Government,  corporations,  banks or other entities.  They may have fixed, variable or floating interest rates.

            |_|  U.S.   Government   Securities.   These  include  obligations
issued  or  guaranteed  by the  U.S.  Government  or any  of its  agencies  or instrumentalities, described above.

            |_|  Bank   Obligations.   The   Fund   may  buy  time   deposits,
certificates of deposit and bankers'  acceptances.  Time deposits,  other than overnight  deposits,  may be subject to withdrawal  penalties and, if so, they are deemed to be "illiquid" investments.

      The Fund can purchase  bank  obligations  that are fully  insured by the
Federal  Deposit  Insurance  Corporation.  The FDIC  insures  the  deposits of member banks up to $100,000 per account.  Insured bank  obligations may have a limited  market  and a  particular  investment  of  this  type  may be  deemed
"illiquid"  unless  the  Board  of  Directors  of the Fund  determines  that a readily-available market exists for that particular obligation,  or unless the obligation is payable at principal  amount plus accrued  interest on demand or within seven days after demand.

            |_|  Commercial  Paper.  The Fund can invest in commercial  paper, if it is rated within the top two rating  categories  of Standard & Poor's and
Moody's.  If the  paper is not  rated,  it may be  purchased  if  issued  by a company  having a credit  rating of at least "AA" by Standard & Poor's or "Aa"
by Moody's.

      The Fund can buy commercial  paper,  including  U.S.  dollar-denominated securities of foreign branches of U.S. banks,  issued by other entities if the commercial  paper  is  guaranteed  as to  principal  and  interest  by a bank, government or corporation  whose  certificates of deposit or commercial  paper may otherwise be purchased by the Fund.

            |_| Variable  Amount Master Demand Notes.  Master demand notes are corporate  obligations  that permit the investment of  fluctuating  amounts by the Fund at varying rates of interest  under direct  arrangements  between the
Fund, as lender,  and the  borrower.  They permit daily changes in the amounts borrowed.  The Fund has the right to  increase  the  amount  under the note at any time up to the full amount provided by the note agreement,  or to decrease the amount.  The borrower may prepay up to the full amount of the note without penalty.  These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending  arrangements  between the lender and  borrower,  it is not  expected  that there  will be a trading  market for them.  There  is no  secondary  market  for  these  notes,  although  they are redeemable (and thus are  immediately  repayable by the borrower) at principal amount, plus accrued interest, at any time.  Accordingly,  the Fund's right to redeem  such  notes is  dependent  upon the  ability  of the  borrower  to pay principal and interest on demand.

      The Fund has no  limitations on the type of issuer from whom these notes will be  purchased.  However,  in  connection  with such  purchases  and on an ongoing basis, the Sub-Advisor will consider the earning power,  cash flow and other  liquidity  ratios of the issuer,  and its ability to pay  principal and interest on demand,  including a situation  in which all holders of such notes made demand  simultaneously.  Investments  in master  demand notes are subject to  the  limitation  on  investments  by  the  Fund  in  illiquid  securities, described in the Prospectus.  The Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

      |X|  Investing in Small,  Unseasoned  Companies.  The Fund may invest in securities  of small,  unseasoned  companies.  These are  companies  that have been in operation for less than three years,  including the  operations of any predecessors.  Securities  of these  companies may be subject to volatility in their  prices.  They may have a limited  trading  market,  which may adversely affect  the  Fund's  ability  to  dispose of them and can reduce the price the
Fund might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might  trade  the  security  when the Fund is  attempting  to  dispose  of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings than might otherwise be obtained

      |X| Investment in Other Investment  Companies.  The Fund can also invest in the securities of other  investment  companies,  which can include open-end funds,  closed-end funds and unit investment trusts, subject to the limits set forth in the  Investment  Company Act of 1940 (the  "Investment  Company Act")
that apply to those types of  investments.  For  example,  the Fund can invest
in  Exchange-Traded   Funds,  which  are  typically  open-end  funds  or  unit
investment trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining  exposure  to the  segments of the equity or  fixed-income  markets represented by the  Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

      Investing  in another  investment  company  may  involve  the payment of substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration expenses, which could increase the Fund's expenses.  The Fund does not anticipate  investing a substantial amount of its net assets in shares of other investment companies.

      |X|  When-Issued  and  Delayed-Delivery   Transactions.   The  Fund  can
invest  in  securities  on a  "when-issued"  basis  and can  purchase  or sell
securities   on  a   "delayed-delivery"   or   "forward   commitment"   basis.
When-issued  and  delayed-delivery  are terms that refer to  securities  whose terms and indenture are  available  and for which a market  exists,  but which are not available for immediate delivery.

      When such  transactions  are  negotiated,  the price (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery  and  payment  for the  securities  take place at a later  date.  The securities are subject to change in value from market  fluctuations during the period until  settlement.  The value at delivery may be less than the purchase price.  For example,  changes in interest rates in a direction other than that expected by the  Sub-Advisor  before  settlement will affect the value of such securities  and may  cause a loss  to the  Fund.  During  the  period  between purchase  and  settlement,  the Fund  makes no  payment  to the  issuer and no interest  accrues  to the Fund  from the  investment  until  it  receives  the security  at  settlement.  There is a risk of loss to the Fund if the value of the security  changes prior to the settlement date, and there is the risk that the other party may not perform.

      The Fund will  engage in  when-issued  transactions  to secure  what the
Sub-Advisor  considers  to be an  advantageous  price and yield at the time of entering  into the  obligation.  When the Fund  enters into a  when-issued  or delayed-delivery  transaction,  it relies on the other party to  complete  the transaction.  Its failure to do so may cause the Fund to lose the  opportunity to obtain the  security at a price and yield the  Sub-Advisor  considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and  policies  for its  portfolio  or for delivery pursuant to options  contracts it has entered into, and not for the purpose of investment  leverage.  Although the Fund will enter into  delayed-delivery  or when-issued purchase  transactions to acquire securities,  it may dispose of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment,  it may incur a gain or loss.

      At the  time  the  Fund  makes  the  commitment  to  purchase  or sell a
security  on  a  when-issued  or   delayed-delivery   basis,  it  records  the
transaction  on its books and reflects the value of the security  purchased in determining  the Fund's net asset  value.  In a sale  transaction,  it records the  proceeds  to be  received.  The Fund will  identify  on its books  liquid assets  at  least  equal  in  value  to  the  value  of  the  Fund's  purchase commitments until the Fund pays for the investment.

      When-issued and  delayed-delivery  transactions  can be used by the Fund as a defensive  technique  to hedge  against  anticipated  changes in interest rates and  prices.  For  instance,  in  periods of rising  interest  rates and falling  prices,  the Fund might sell securities in its portfolio on a forward commitment  basis to  attempt to limit its  exposure  to  anticipated  falling prices.  In periods  of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities  and purchase the same or similar  securities on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X| Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase  agreements.  It  might  do  so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities transactions, or for temporary defensive purposes.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the  Fund's  limits on holding  illiquid  investments.  There is no limit  on the  amount  of the  Fund's  net  assets  that  may  be  subject  to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its  ability  to  do  so.  The  Sub-Advisor   will  monitor  the  vendor's
creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

      Pursuant to an  exemptive  order issued by the  Securities  and Exchange
Commission  (the  "SEC"),  the Fund,  along  with  other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  accounts.  These  balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid  and  Restricted  Securities.  To enable  the Fund to sell its  holdings  of  a  restricted  security  not  registered  under  applicable
securities   laws,  the  Fund  may  have  to  cause  those  securities  to  be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  may  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager and the Sub-Advisor  under  Board-approved  guidelines.  Those guidelines take into account the trading  activity for such securities and the availability of reliable  pricing  information,  among  other  factors.  If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's holdings of that security may be considered to be illiquid.

Loans of  Portfolio  Securities.  The Fund may lend its  portfolio  securities
pursuant  to  the  Securities  Lending  Agreement  (the  "Securities   Lending
Agreement") with JP Morgan Chase,  subject to the  restrictions  stated in the
Prospectus.  The Fund  will lend  such  portfolio  securities  to  attempt  to increase  the  Fund's  income.  Under the  Securities  Lending  Agreement  and applicable  regulatory  requirements  (which are subject to change),  the loan collateral  must,  on each business day, be at least equal to the value of the loaned  securities  and must  consist  of cash,  bank  letters  of  credit  or securities of the U.S. Government (or its agencies or  instrumentalities),  or other  cash  equivalents  in which  the Fund is  permitted  to  invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay to JP
Morgan Chase, as agent,  amounts  demanded by the Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing  bank must be  satisfactory  to JP Morgan Chase and the Fund. The Fund will receive, pursuant to the  Securities  Lending  Agreement,  80% of all annual net income
(i.e., net of rebates to the Borrower) from securities  lending  transactions.
JP Morgan  Chase has agreed,  in general,  to  guarantee  the  obligations  of borrowers  to return  loaned  securities  and to be  responsible  for expenses relating to securities  lending.  The Fund will be responsible,  however,  for risks  associated with the investment of cash  collateral,  including the risk that the  issuer  of the  security  in  which  the  cash  collateral  has been invested  defaults.  The  Securities  Lending  Agreement  may be terminated by either JP Morgan Chase or the Fund on 30 days'  written  notice.  The terms of the Fund's loans must also meet  applicable  tests under the Internal  Revenue
Code and permit  the Fund to  reacquire  loaned  securities  on five  business days' notice or in time to vote on any important matter.

      |X|  Borrowing  for  Leverage.  The Fund has the ability to borrow up to one-third of the value of its net assets from banks on an  unsecured  basis to invest the borrowed funds in portfolio securities.  This speculative technique is known as  "leverage."  The Fund may  borrow  only from banks and from other funds in the OppenheimerFunds  complex pursuant to the interfund lending order
described  in  "Interfund   Borrowing   Arrangments"   below.   Under  current
regulatory requirements,  a mutual fund may borrow only to the extent that the value of the Fund's assets,  less its liabilities  other than  borrowings,  is equal to at least 300% of all borrowings  (including the proposed  borrowing).
If the value of the  Fund's  assets  fails to meet this  300%  asset  coverage requirement,  the Fund will reduce its bank debt within three days to meet the requirement.  To do  so,  the  Fund  might  have  to  sell  a  portion  of its investments at a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage.  Additionally, the Fund's net asset value per share might fluctuate  more than that of funds  that do not  borrow.  Currently,  the Fund does not contemplate using this technique.

      |X| Interfund  Borrowing  Arrangements.  Consistent with its fundamental policies and  pursuant to an  exemptive  order issued by the SEC, the Fund may
engage  in  borrowing  and  lending   activities   with  other  funds  in  the
OppenheimerFunds  complex.  Borrowing money from  affiliated  funds may afford the  Fund  the  flexibility  to use the  most  cost-effective  alternative  to satisfy its borrowing  requirements.  Lending money to an affiliated  fund may allow the Fund to obtain a higher rate of return  than it could from  interest
rates  on   alternative   short-term   investments.   The  interfund   lending
arrangement is consistent with applicable regulatory  requirements,  including the provisions of the SEC order.

o     Interfund  Borrowing.  The Fund will not borrow  from  affiliated  funds unless the terms of the  borrowing  arrangement  are at least as  favorable as the terms the Fund could  otherwise  negotiate  with a third party.  To assure that the Fund will not be  disadvantaged by borrowing from an affiliated fund, certain  safeguards  have  been  implemented.  Examples  of  these  safeguards include the following:

o     the Fund  will  not  borrow  money  from  affiliated  funds  unless  the interest rate is more favorable than available bank loan rates;
o     the Fund's  borrowing from affiliated  funds must be consistent with its investment objective and investment policies;
o     the  loan  rates  will  be  the  average  of  the  overnight  repurchase
            agreement  rate  available  through  the  OppenheimerFunds   joint
            repurchase  agreement account and a pre-established  formula based on quotations  from  independent  banks to approximate  the lowest interest rate at which bank loans would be available to the Fund;
o     if the Fund has  outstanding  borrowings  from all sources  greater than
            10%  of  its  total  assets,   then  the  Fund  must  secure  each
            additional   outstanding  interfund  loan  by  segregating  liquid
            assets of the Fund as collateral;
o     the Fund cannot borrow from an affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;

o     each interfund loan may be repaid on any day by the Fund; and
o     the Directors will be provided with a report of all interfund  loans and the Directors will monitor all such  borrowings to ensure that the
            Fund's participation is appropriate.

      There is a risk that a  borrowing  fund could have a loan  called on one day's  notice.  In that  circumstance,  the Fund might  have to borrow  from a bank at a  higher  interest  cost if money to lend  were  not  available  from another Oppenheimer fund.

      |X| Hedging.  Although the Fund can use hedging  instruments,  it is not obligated  to use  them  in  seeking  its  objective.  It does  not  currently contemplate using them to any significant  degree.  The Fund might use hedging to attempt  to  protect  against  declines  in the market  value of the Fund's portfolio,  to  permit  the Fund to  retain  unrealized  gains in the value of
portfolio  securities  which  have  appreciated,   or  to  facilitate  selling
securities for investment reasons. To do so, the Fund could:

      |_|  sell futures contracts, or
      |_|  buy puts on such futures or on securities.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case,  the Fund would  normally seek to purchase the  securities and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included in a rise in value of the  market.  To do so, the
Fund could buy futures.

      The Fund's  strategy of hedging with futures and options on futures will be incidental  to the Fund's  activities in the  underlying  cash market.  The particular  hedging  instruments  the Fund can use are  described  below.  The
Fund  may  employ  new  hedging  instruments  and  strategies  when  they  are developed,  if  those  investment  methods  are  consistent  with  the  Fund's
investment   objective  and  are  permissible  under  applicable   regulations
governing the Fund.

      |_|  Futures.  The Fund can buy and sell futures  contracts  that relate to  (1)  broadly-based  stock  indices  (these  referred  to as  "stock  index futures"),  (2) and individual stock ("single stock futures"), and (3) foreign currencies (these are referred to as "forward contracts").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  In some cases these indices may be based on stocks of issuers in a  particular  industry  or  group of  industries.  A stock  index  assigns relative  values  to the  common  stocks  included  in the index and its value fluctuates  in response to the changes in value of the  underlying  stocks.  A stock index cannot be purchased or sold  directly.  These  contracts  obligate the seller to deliver,  and the purchaser to take,  cash to settle the futures transaction.  There is no delivery made of the underlying securities to settle the  futures  obligation.  Either  party may also  settle the  transaction  by entering into an offsetting contract.

      A  single  stock  future  obligates  the  seller  to  deliver  (and  the purchaser to take) cash or a specified  equity  security to settle the futures transaction.  Either  party  could also enter into an  offsetting  contract to close out the position.  Single stock  futures trade on a very limited  number of exchanges, with contracts typically not fungible among the exchanges.

      No payment is paid or received by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

      |_| Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options  ("puts")  and call options  ("calls").  The Fund can buy and sell exchange-traded put and call options on broadly-based stock  indices.

            |_| Writing  Covered  Call  Options.  The Fund can write (that is, sell)  covered  calls.  If the Fund sells a call  option,  it must be covered.
For stock index  options,  that means the call must be covered by  segregating liquid  assets to enable the Fund to satisfy  its  obligations  if the call is exercised.  Settlement for puts and calls on broadly-based stock indices is in cash.  Gain or loss  depends on changes in the index in question  (and thus on price movements in the stock market generally).

      When the Fund writes a call, it receives cash (a premium).  If the buyer of the call  exercises  it,  the Fund will pay an amount of cash  equal to the difference  between  the  closing  price of the call and the  exercise  price, multiplied  by a specified  multiple  that  determines  the total value of the call for each point of difference.  If the value of the underlying  investment does not rise  above the call  price,  it is likely  that the call will  lapse without being exercised. In that case the Fund would keep the cash premium.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires  unexercised,  because  the Fund will  retain the  premium it received when it wrote the call.  Any such profits are  considered  short-term  capital gains for federal  income tax  purposes,  as are the premiums on lapsed calls.
When  distributed  by the Fund they are  taxable as  ordinary  income.  If the
Fund  cannot  effect  a  closing  purchase  transaction  due to the  lack of a market,  it will have to hold the  segregated  assets in escrow until the call expires or is exercised.

            |_|  Writing Put  Options.  The Fund can sell put options on stock indices.  If the Fund  writes a put,  the put must be  covered  by  segregated liquid  assets.  The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying  investment remains equal to or above  the  exercise  price of the put.  However,  the Fund also  assumes  the obligation  during the option  period to settle the  transaction  in cash with the  buyer  of  the  put at the  exercise  price,  even  if the  value  of the underlying  investment  falls below the exercise  price. If a put the Fund has written  expires  unexercised,  the Fund  realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the
Fund must  fulfill its  obligation  to settle in cash at the  exercise  price.
That price will  usually  exceed the market  value of the  investment  at that time.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will require the Fund to settle the  transaction in cash at the  exercise  price.  The Fund has no control over when it may be required to settle the  transaction,  since it may be assigned  an exercise  notice at any time  prior to the  termination  of its  obligation  as the writer of the put.
That  obligation  terminates upon expiration of the put. It may also terminate if,  before  it  receives  an  exercise  notice,  the Fund  effects  a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned an  exercise  notice,  it cannot  effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit on an outstanding put option it has written.  The Fund will realize a profit or loss from a closing  purchase  transaction  depending on whether the cost of the  transaction  is  less or more  than  the  premium  received  from writing  the  put  option.  Any  profits  from  writing  puts  are  considered short-term  capital gains for federal tax purposes,  and when  distributed  by the Fund, are taxable as ordinary income.

            |_|  Purchasing  Calls and Puts.  The Fund can  purchase  calls to
protect   against  the  possibility   that  the  Fund's   portfolio  will  not
participate in an anticipated  rise in the  securities  market.  When the Fund buys  a call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The  Fund  benefits  only if it sells  the  call at a profit  or if, during the call  period,  the market  price of the  underlying  investment  is above the sum of the call price  plus the  transaction  costs and the  premium paid for the  call  and the Fund  exercises  the  call.  If the Fund  does not exercise  the call or sell it  (whether  or not at a  profit),  the call  will become worthless at its expiration date.

      If the Fund  exercises  the call during the call  period,  a seller of a corresponding  call on the same investment will pay the Fund an amount of cash to settle  the call if the  closing  level of the stock  index  upon which the call is based is  greater  than the  exercise  price of the  call.  That  cash payment is equal to the  difference  between the closing price of the call and the exercise price of the call times a specified  multiple (the  "multiplier")
which determines the total dollar value for each point of difference.

      When the Fund buys a put on a stock  index,  it pays a  premium.  It has the right  during the put period to require a seller of a  corresponding  put, upon the Fund's  exercise  of its put,  to deliver  cash to the Fund to settle the put if the  closing  level of the stock  index upon which the put is based is less than the exercise  price of the put.  That cash payment is  determined by the multiplier, in the same manner as described above as to calls.

      When the Fund  purchases a put on a stock  index,  the put  protects the
Fund  to  the  extent  that  the  index  moves  in a  similar  pattern  to the securities  the Fund holds.  The Fund can resell the put.  The resale price of the put will vary inversely with the price of the  underlying  investment.  If the market price of the  underlying  investment  is above the exercise  price, and as a result the put is not  exercised,  the put will become  worthless  on the  expiration  date.  In the event of a decline  in price of the  underlying investment,  the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

      |_| Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the Sub-Advisor  uses a hedging  instrument at the wrong time or judges market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated  with its other  investments.  The Fund's option activities may affect its costs.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid  secondary  market  will exist for any  particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market may  advance  and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging)  by  buying  futures  or  calls  on  broadly-based indices.  It is  possible  that  when  the  Fund  does  so  the  market  might decline.  If the Fund then  concludes not to invest in  securities  because of concerns that the market may decline  further or for other  reasons,  the Fund will  realize  a loss  on the  hedging  instruments  that is not  offset  by a reduction in the price of the securities purchased.

      |_|  Forward   Contracts.   Forward   contracts  are  foreign   currency
exchange  contracts.  They are used to buy or sell foreign currency for future delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that the Fund has bought or sold,  or to protect  against  possible  losses from  changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency  to the  amount  of its  assets  denominated  in that  currency  or a closely-correlated  currency.  The Fund may also use "cross-hedging" where the
Fund hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so,  the Fund could  enter into a forward  contract for the  purchase  or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign  currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract  will fall whenever there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying on the  Fund's  books  liquid  assets  having a value  equal to the  aggregate amount of the Fund's  commitment  under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the  consummation  of the  contracts  would  obligate  the Fund to  deliver an amount of  foreign  currency  in excess of the value of the  Fund's  portfolio securities or other assets  denominated  in that currency or another  currency that is the subject of the hedge.  However,  to avoid excess  transactions and transaction  costs, the Fund may maintain a net exposure to forward  contracts in excess of the value of the  Fund's  portfolio  securities  or other  assets denominated in foreign  currencies if the excess amount is "covered" by liquid securities  denominated  in any currency.  The cover must be at least equal at all times to the amount of that excess.

      As one alternative,  the Fund may purchase a call option  permitting the
Fund to  purchase  the amount of foreign  currency  being  hedged by a forward sale  contract  at a price no  higher  than the  forward  contract  price.  As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency subject to a forward purchase  contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases,  the  Sub-Advisor  might decide to sell the  security  and  deliver  foreign  currency  to  settle  the original  purchase  obligation.  If the market  value of the  security is less than the amount of foreign  currency  the Fund is  obligated  to deliver,  the
Fund might have to purchase  additional  foreign  currency on the "spot" (that is,  cash)  market to settle the  security  trade.  If the market value of the security  instead exceeds the amount of foreign currency the Fund is obligated to  deliver  to settle  the  trade,  the Fund  might  have to sell on the spot market some of the foreign  currency  received  upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering into such an offsetting  forward contract under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are  involved.  Because  these  contracts  are not traded on an exchange,  the
Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the
Fund at one  rate,  while  offering  a  lesser  rate of  exchange  if the Fund desires to resell that currency to the dealer.

      |_|  Regulatory   Aspects  of  Hedging   Instruments.   The  Commodities
Futures Trading  Commission (the "CFTC")  recently  eliminated  limitations on futures trading by certain regulated entities including registered  investment companies  and  consequently  registered  investment  companies  may engage in unlimited  futures  transactions  and options  thereon  provided that the Fund claims an exclusion from  regulation as a commodity  pool  operator.  The Fund has claimed such an exclusion from  registration  as a commodity pool operator under  the  Commodity  Exchange  Act  ("CEA").  The Fund may use  futures  and options for hedging and  non-hedging  purposes to the extent  consistent  with its investment  objective,  internal risk management guidelines adopted by the
Manager  (as they may be  amended  from time to time),  and as  otherwise  set forth in the Fund's prospectus or this statement of additional information.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same Advisor as the Fund (or an Advisor  that is an affiliate of the Fund's  Advisor or  Sub-Advisor).  The exchanges also impose  position  limits on futures  transactions.  An exchange may order the  liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under   interpretations   of  staff   members   of  the  SEC   regarding
applicability  provisions  of  the  Investment  Company  Act,  when  the  Fund purchases a future,  it must  maintain cash or readily  marketable  short-term debt  instruments  in an amount equal to the purchase  price of underlying the future,  less the  margin  deposit  applicable  to it. The  account  must be a segregated account or accounts held by the Fund's custodian bank.

      |_|  Tax  Aspects  of  Certain  Hedging  Instruments.   Certain  foreign
currency  exchange  contracts  in which the Fund may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term  and  40%  short-term  capital  gains  or  losses  under  the  Code.
However,  foreign currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary income or loss.
In  addition,  Section  1256  contracts  held  by the  Fund at the end of each taxable  year are  "marked-to-market,"  and  unrealized  gains or  losses  are
treated  as  though  they  were   realized.   These   contracts  also  may  be
marked-to-market  for purposes of  determining  the excise tax  applicable  to
investment   company   distributions   and  for  other  purposes  under  rules
prescribed  pursuant to the Internal  Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed  loss is  generally  allowed at the point where there is no unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:
1.    gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
2.    gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

Other Investment Restrictions

      |X| What Are  "Fundamental  Policies"?  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the  shares  present  or  represented  by  proxy at a shareholder  meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|   more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Directors can change  non-fundamental  policies without shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund.

      |_| The Fund  cannot  buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer. This limitation applies to 75% of the Fund's total assets.

      |_| The Fund  cannot  purchase  more than 10% of the  voting  securities of any one issuer.  The limit does not apply to securities  issued by the U.S.
Government or any of its agencies or instrumentalities.

      |_| The Fund  cannot  purchase  more than 10% of any  class of  security of any issuer.  All outstanding  debt securities and all preferred stock of an issuer are  considered  to be one class.  This  restriction  does not apply to
securities  issued  by  the  U.S.   Government  or  any  of  its  agencies  or
instrumentalities.

      |_|  The  Fund  cannot  lend  money  except  in   connection   with  the
acquisition  of debt  securities  which the  Fund's  investment  policies  and restrictions permit it to purchase.  The Fund may also make loans of portfolio securities,  subject to the  restrictions  stated  under  "Loans of  Portfolio
Securities."

      |_| The Fund cannot  concentrate its  investments.  That means it cannot invest 25% or more of its total assets in any industry.  However,  there is no limitation on investments in U.S. Government  Securities.  Moreover, if deemed appropriate  for seeking its  investment  objective,  the Fund may invest less than (but up to) 25% of its total  assets  (valued at the time of  investment)
in any one industry classification used by the Fund for investment purposes.

      |_| The Fund  cannot  invest  in real  estate  or in  interests  in real estate  (including  limited  partnership  interests).  However,  the  Fund can purchase  readily-marketable  securities  of companies  holding real estate or interests in real estate.

      |_| The Fund  cannot  invest in  companies  for the  primary  purpose of acquiring  control or management  of those  companies.  However,  the Fund may invest  all of its  investable  assets in an  open-end  management  investment company with  substantially the same investment  objective and restrictions as the Fund.

      |_|  The  Fund  cannot  underwrite  securities  of  other  companies.  A permitted  exception  is in case it is deemed to be an  underwriter  under the
Securities  Act of  1933  when  reselling  any  securities  held  in  its  own portfolio.  The  Fund may  also  invest  all of its  investable  assets  in an open-end management  investment company with substantially the same investment objective and restrictions as the Fund.

      |_| The Fund  cannot  invest  in or hold  securities  of any  issuer  if officers and directors of the Fund or its Manager or Sub-Advisor  individually beneficially  own more than 1/2 of 1% of the  securities  of that  issuer  and together own more than 5% of the securities of that issuer.

      |_|  The  Fund  cannot  invest  in  physical   commodities  or  physical
commodity  contracts.  However,  the Fund may buy and sell hedging instruments to the  extent  specified  in  its  Prospectus  and  Statement  of  Additional
Information  from  time to time.  The  Fund  can  also  buy and  sell  options
(subject to the restrictions in its other fundamental policies),  futures, and securities  or other  instruments  backed  by  physical  commodities  or whose investment return is linked to changes in the price of physical commodities.

      |_|  The  Fund  cannot   write,   purchase   or  sell  puts,   calls  or
combinations  of puts and calls on individual  stocks.  However,  the Fund may purchase  or sell  exchange-traded  put and call  options on stock  indices to protect the Fund's assets.

|_|   The Fund cannot  borrow money in excess of one third of the value of the
Fund's total assets.  The Fund can borrow only if it maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the  Investment
Company Act.

|_|   The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated,  or margin collateral or escrow  arrangements are established,  to
cover  the  related   obligations.   Examples  of  those  activities   include
borrowing  money,   reverse  repurchase   agreements,   delayed-delivery   and
when-issued arrangements for portfolio securities transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      |_|  The  Fund  cannot  pledge,  mortgage  or  hypothecate  any  of  its assets.

      |X| Does the Fund Have Any Restrictions  That Are Not  Fundamental?  The
Fund has other  investment  restrictions  that are not  fundamental  policies, which  means  that  they can be  changed  by the  Board of  Directors  without shareholder approval.

      |_| The Fund cannot  invest in interests  in oil,  gas or other  mineral exploration or development programs or leases.

      |_| The  Fund  cannot  purchase  securities  on  margin  or  make  short sales.

      |_| The Fund  cannot  make loans to any person or  individual.  However, the Fund may lend its portfolio  securities as described in the  Prospectus or
Statement of Additional Information.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its investments as described above, the Fund has adopted the industry  classifications  set forth in  Appendix B to this  Statement  of  Additional  Information.  This is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management investment company organized as a Maryland corporation in 1979.

|X|   Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares.  The Directors may reclassify unissued shares of the Fund into additional series or classes of shares.  The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares.  Only certain institutional investors may elect to purchase Class Y shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are
                 different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|   Meetings of Shareholders. Although the Fund is not required by
Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters or when required to do so by the Investment
Company Act or other applicable law. The shareholders of the Fund have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants'
expense.

Board of Directors and Oversight Committees. The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager and Sub-Advisor.

      The Board of Directors has an Audit Committee which is comprised solely of Independent Directors.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.  The members of the Audit Committee are
Paul Clinton (Chairman), Thomas Courtney, Robert Galli, Lacy Herrmann and
Brian Wruble.  The Audit Committee met 4 times during the Fund's fiscal year ended October 31, 2003.

Directors and Officers of the Fund. Each of the Directors is an "Independent
Director" under the Investment Company Act. The Fund's Directors and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Directors also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Directors. All of the Directors are also directors or trustees of the following Oppenheimer funds (referred to as "Board III
Funds"):

Oppenheimer Quest For Value Funds, a
  series fund having the following three
  series:

  Oppenheimer Small Cap Value Fund,        Oppenheimer Quest  International Value
                                           Fund, Inc.

  Oppenheimer Quest Balanced Value Fund    Oppenheimer  Quest Capital Value Fund,
  and                                      Inc.
  Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Value Fund, Inc.
Rochester Portfolio Series, a series fund  Bond Fund Series, a series fund
  having one series: Limited-Term New        having one series: Oppenheimer
  York Municipal Fund                        Convertible Securities Fund
Rochester Fund Municipals                  Oppenheimer MidCap Fund

      In addition  to being a trustee or director of the Board III Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  25  other   portfolios  in  the
OppenheimerFunds complex. Present or former officers,  directors, trustees and employees (and their  immediate  family  members) of the Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees are  permitted  to  purchase  Class  A  shares  of  the  Fund  and  the  other
Oppenheimer  funds at net asset value without  sales charge.  The sales charge on Class A shares is waived for that group  because of the  economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Molleur, Vottiero, Wixted and Zack and Mses. Bechtolt,
Feld and Ives who are officers of the Fund, respectively hold the same offices of one or more of the other Board III Funds as with the Fund. As of
November 24, 2003, the Directors and Officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.
The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Director, and his or her family members, do not own securities of either the Manager, Distributor or
Sub-Advisor of the Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager,
Distributor or Sub-Advisor.

      The address of each Director in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                                                                         Any of the
                   Years;                                     Range of   Oppenheimer
                   Other Trusteeships/Directorships Held by   Shares     Funds
Position(s) Held   Director;                                  BeneficiallOverseen

with Fund, Length  Number of Portfolios in Fund Complex       Owned in   by
of Service, Age    Currently Overseen by Director             the Fund   Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.          Principal  of  Courtney  Associates,  Inc. $1 -       $10,001-$50,000
Courtney,          (venture  capital  firm);  former  General $10,000
Chairman of the    Partner of Trivest  Venture Fund  (private
Board of           venture  capital fund);  former  President
Directors,         of   Investment    Counseling    Federated
Director since     Investors,  Inc.; Trustee of the following
1985               open-end   investment   companies:    Cash
Age:  70           Assets  Trust,  Pimco  Advisors  VIT,  Tax
                   Free Trust of Arizona  and 4 funds for the
                   Hawaiian  Tax  Free  Trust.   Oversees  10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton,   Principal     of    Clinton     Management $50,001 -  Over
Director, since    Associates,   a   financial   and  venture $100,000   $100,000
1983               capital  consulting  firm;  Trustee of the
Age: 72            following open-end  investment  companies:
                   Trustee of Capital Cash Management  Trust,
                   Prime Cash Fund,  Pimco  Advisors  VIT and
                   Narragansett   Insured   Tax-Free   Income
                   Fund.   Oversees  10   portfolios  in  the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,   A   trustee   or    director    of   other $0         Over

Director since     Oppenheimer funds.  Oversees 35 portfolios            $100,000
1998               in the OppenheimerFunds complex.
Age: 70

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann,  Chairman  and Chief  Executive  Officer of $10,001 -  $10,001-$50,000
Director since     Aquila   Management    Corporation,    the $50,000
1984               sponsoring   organization   and   manager,
Age: 74            administrator  and/or  sub-adviser  to the
                   following open-end  investment  companies,
                   and  Chairman of the Board of Trustees and
                   President   of   each:    Churchill   Cash
                   Reserves  Trust,   Aquila-Cascadia  Equity
                   Fund, Cash Assets Trust,  Prime Cash Fund,
                   Narragansett   Insured   Tax-Free   Income
                   Fund,  Tax-Free  Fund For Utah,  Churchill
                   Tax-Free  Fund of Kentucky,  Tax-Free Fund
                   of  Colorado,  Tax-Free  Trust of  Oregon,
                   Tax-Free   Trust  of   Arizona,   Hawaiian
                   Tax-Free Trust,  and Aquila Rocky Mountain
                   Equity Fund and Pimco  Advisors  VIT; Vice
                   President,    Director,   Secretary,   and
                   formerly      Treasurer      of     Aquila
                   Distributors,  Inc.,  distributor  of  the
                   above  funds;  President  and  Chairman of
                   the  Board of  Trustees  of  Capital  Cash
                   Management Trust ("CCMT"),  and an Officer
                   and  Trustee/Director of its predecessors;
                   President and Director of STCM  Management
                   Company,  Inc.,  sponsor  and  adviser  to
                   CCMT;  Chairman,  President and a Director
                   of InCap Management Corporation,  formerly
                   sub-adviser  and  administrator  of  Prime
                   Cash Fund and Short Term  Asset  Reserves;
                   Trustee  Emeritus  of  Brown   University.
                   Oversees    10     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      Special  Limited  Partner  (since  January $1 -       Over

Director since     1999) of Odyssey Investment Partners,  LLC $10,000    $100,000
2001               (private   equity   investment);   General

Age:  60           Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   formerly  Trustee  (May  2000 -  2002)  of
                   Research  Foundation  of AIMR  (investment
                   research,  non-profit);  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Molleur, Murphy and Zack and Ms. Feld, Two World Financial Center,
225 Liberty Street, New York, NY 10281, for Messrs. Vottiero and Wixted and
Mses. Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO 80112.  Each
Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,         Chairman,  Chief Executive  Officer and director (since June
President since 2001    2001) and President  (since  September 2000) of the Manager;
Age: 54                 President  and a director  or  trustee of other  Oppenheimer funds;  President  and  a  director  (since  July  2001)  of
                        Oppenheimer  Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer  Partnership  Holdings,  Inc. (a holding  company  subsidiary  of the  Manager);  a  director
                        (since November 2001) of OppenheimerFunds  Distributor, Inc.
                        (a  subsidiary  of the  Manager);  Chairman  and a  director
                        (since  July  2001) of  Shareholder  Services,  Inc.  and of
                        Shareholder   Financial   Services,   Inc.  (transfer  agent
                        subsidiaries  of  the  Manager);  President  and a  director
                        (since  July  2001) of  OppenheimerFunds  Legacy  Program (a charitable  trust program  established  by the  Manager);  a director  of the  investment  advisory  subsidiaries  of the
                        Manager:  OFI  Institutional  Asset  Management,   Inc.  and
                        Centennial  Asset  Management  Corporation  (since  November
                        2001),  HarbourView  Asset  Management  Corporation  and OFI
                        Private  Investments,  Inc.  (since  July  2001);  President
                        (since  November  1, 2001) and a director  (since July 2001)
                        of  Oppenheimer  Real  Asset  Management,  Inc.;  a director
                        (since  November  2001)  of  Trinity  Investment  Management
                        Corp.  and  Tremont  Advisers,   Inc.  (investment  advisory
                        affiliates of the Manager);  Executive Vice President (since
                        February  1997)  of  Massachusetts   Mutual  Life  Insurance
                        Company (the Manager's  parent  company);  a director (since
                        June  1995)  of  DLB  Acquisition   Corporation  (a  holding
                        company  that owns the shares of David L.  Babson & Company,
                        Inc.);   formerly,   Chief  Operating   Officer   (September
                        2000-June  2001)  of  the  Manager;  President  and  trustee
                        (November  1999-November 2001) of MML Series Investment Fund
                        and  MassMutual  Institutional  Funds  (open-end  investment companies);  a director (September 1999-August 2000) of C.M.
                        Life Insurance Company;  President,  Chief Executive Officer
                        and director  (September  1999-August 2000) of MML Bay State
                        Life Insurance  Company; a director (June 1989-June 1998) of
                        Emerald   Isle   Bancorp  and   Hibernia   Savings  Bank  (a
                        wholly-owned  subsidiary of Emerald Isle Bancorp).  Oversees
                        72  portfolios  as  Trustee/Officer  and  10  portfolios  as
                        Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 44                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc   (since   May   2000)  and  OFI   Institutional   Asset
                        Management,   Inc.  (since  November  2000)  (offshore  fund
                        management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund Services Division.  An officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant  Vice  President of the Manager  (since  September
Assistant Treasurer     1998);   formerly    Manager/Fund    Accounting   (September
since 2002              1994-September  1998) of the  Manager.  An  officer of 82 in
Age: 40                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999). An officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 55                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager  (June  1990-July  1999).  An  officer  of 82 in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 38                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

|X| Remuneration of Directors.  The officers of the Fund who are affiliated with the Manager  receive no salary or fee from the Fund.  The  Directors of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended October 31, 2003.  The  compensation  from all 10 of the Board
III Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if  applicable)  of the boards of those funds during the calendar year ended December 31, 2002.

-------------------------------------------------------------------------------------

Director Name and        Estimated       Totalregate Compensation     Retirement
Other Fund Position(s)               CompensationFr                   Benefits Accrued
(as applicable)                        From Fund                      as Part of Fund Expenses
                                       and Fund
                                        Complex
                           Annual      Including
                         Retirement     Accrued
                        Benefits to   Retirement
                          be Paid      Benefits
                            Upon        Paid to
                        Retirement2   Directors*   om Fund1

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W. Courtney         $6,847       $1,423         $63,738       $262,3213, 8
Chairman and Audit
Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton
Audit Committee            $6,534       $1,350         $63,738       $271,6444, 8
Chairman

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli            $6,220       $1,405        $55,6785         $198,3866
Audit Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann           $6,220        $770          $63,702       $268,5317, 8
Audit Committee Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble               $6,220        $216          $7,606           $95,626
Audit Committee Member

-------------------------------------------------------------------------------------

1.    Aggregate   Compensation   From   Fund   includes   fees  and   deferred
   compensation, if any, for a Director.
2.    Estimated  Annual  Retirement  Benefits  to be Paid Upon  Retirement  is
   based on a straight life payment plan election with the  assumption  that a
   Director  will  retire at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan  benefits as  described  below under
   "Retirement Plan for Directors."
3.    Includes $158,362 ($62,188  compensation and $96,174 accrued  retirement benefits) paid to Mr.  Courtney for serving as a trustee or director by two open-end investment  companies (OCC Cash Reserves,  Inc. and PIMCO Advisors
   VIT (formerly  OCC  Accumulation  Trust)) for which the Fund's  Sub-Advisor acts as the investment advisor.
4.    Includes $171,851 ($62,188  compensation and $109,663 accrued retirement benefits)  paid to Mr.  Clinton for serving as a trustee or director by two open-end investment  companies (OCC Cash Reserves,  Inc. and PIMCO Advisors
   VIT) for which the Fund's Sub-Advisor acts as the investment advisor.
5.    Includes  $30,689  estimated  to be paid to Mr.  Galli for  serving as a trustee or director of 31 other  Oppenheimer  funds (at  December 31, 2002)
   that are not Board III Funds.
6.    Includes  $105,760  paid to Mr. Galli for serving as trustee or director of 31 other  Oppenheimer  funds (at  December  31, 2002) that are not Board
   III Funds.
7.    Includes $175,905 ($62,188  compensation and $113,717 accrued retirement benefits) paid to Mr.  Herrmann for serving as a trustee or director by two open-end investment  companies (OCC Cash Reserves,  Inc. and PIMCO Advisors
   VIT) for which the Fund's Sub-Advisor acts as the investment advisor.
8.    Effective  12/31/02 the OCC Cash  Reserves  Fund,  Inc. was  liquidated.
   Messrs. Clinton,  Courtney and Herrmann ceased to be directors of that fund
   upon  its  liquidation  and  received  the  one-time   retirement  benefits
   referenced above.
* For purposes of this section only,  "Fund Complex"  includes the Oppenheimer funds,  PIMCO  Advisors VIT  (formerly  OCC  Accumulation  Trust) and OCC Cash
Reserves,  Inc.  in  accordance  with  the  instructions  for Form  N-1A.  The
Manager does not consider PIMCO  Advisors VIT and OCC Cash  Reserves,  Inc. to
be part of the  OppenheimerFunds  "Fund  Complex"  or  "Family  of  Investment
Companies" as those terms may be otherwise interpreted.

|X|   Retirement Plan for Directors.The Fund has adopted a retirement plan that provides for payments to retired Directors. Payments are up to 80% of the average compensation paid during a Director's five years of service in which the highest compensation was received. A Director must serve as director for any of the Board III Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. Each Director's retirement benefits will depend on the amount of the Director's future compensation and length of service.

|X| Deferred Compensation Plan for Directors. The Board of Directors has
adopted a Deferred Compensation Plan for disinterested Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan is determined based upon the performance of the selected funds.

      Deferral of Directors' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the SEC the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      |X| Major  Shareholders.  As of November 24, 2003,  the only persons who owned of record or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's  outstanding  shares; and their holdings of that class as of that date, were the following:

      Merrill  Lynch  Pierce  Fenner  & Smith  for  the  Sole  Benefit  of its
      Customers,  Attn:  Fund  Admin.  #97HY0,  4800 Deer Lake  Drive E Fl. 3,
      Jacksonville,  FL  32246-6484;  which owned  235,468.508  Class C shares
      (representing 5.35% of the Class C shares then outstanding);

      Merrill  Lynch  Pierce  Fenner  & Smith  for  the  Sole  Benefit  of its
      Customers,   Attn:   Fund  Admin.,   4800  Deer  Lake  Drive  E  Fl.  3,
      Jacksonville,  FL  32246-6484;  which  owned  51,417.822  Class N shares
      (representing 7.35% of the Class N shares then outstanding);

      IBT & Co. Cust.  Oppenheimer Capital  Accumulation,  Attn.:  MML037, 200
      Clarendon  Street,   Floor  16,  Boston,  MA  02116-5021;   which  owned
      103,521.684  Class Y shares  (representing  6.05% of the  Class Y shares then outstanding);

      Mass Mutual Life Insurance Co. Separate  Investment  Acct.,  Attn: N225,
      1295   State   Street,   Springfield,   MA   01111-0001,   which   owned
      1,586,238.602 Class Y shares  (representing 92.81% of the Class Y shares then outstanding);

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed  with  the  SEC and can be  reviewed  and  copied  at the  SEC's  Public
Reference Room in Washington,  D.C. You can obtain information about the hours
of   operation   of  the  Public   Reference   Room  by  calling  the  SEC  at
1.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a  duplicating
            -----------
fee,   by   electronic    request   at   the   following    E-mail    address:
publicinfo@sec.gov.,  or by writing  to the SEC's  Public  Reference  Section,
-------------------
Washington, D.C. 20549-0102.

      |X|   Portfolio  Proxy  Voting.  The Fund has  adopted  Portfolio  Proxy
Voting Policies and Procedures  under which the Fund votes proxies relating to securities  ("portfolio  proxies")  held  by  the  Fund.  The  Fund's  primary consideration  in voting portfolio  proxies is the financial  interests of the
Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its  agent  to  vote  portfolio  proxies  in  accordance  with  the  Fund's
Portfolio  Proxy Voting  Guidelines and to maintain  records of such portfolio proxy  voting.  The Proxy  Voting  Guidelines  include  provisions  to address conflicts  of  interest  that may arise  between the Fund and OFI where an OFI directly-controlled  affiliate  manages or administers the assets of a pension plan of a company  soliciting  the proxy.  The Fund's  Portfolio  Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

      o     The Fund votes with the recommendation of the issuer's  management on routine  matters,  including  election of  directors  nominated by
         management  and  ratification  of  auditors,   unless   circumstances
         indicate otherwise.
o     In  general,  the Fund  opposes  anti-takeover  proposals  and  supports
         elimination    of    anti-takeover    proposals,    absent    unusual
         circumstances.
o     The Fund supports shareholder  proposals to reduce a super-majority vote
         requirement,    and   opposes   management   proposals   to   add   a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally  considers executive  compensation  questions such as stock option plans and bonus plans to be ordinary business  activity.
         The Fund analyzes stock option plans, paying particular  attention to their dilutive effect.  While the Fund generally supports  management proposals, the Fund opposes plans it considers to be excessive.

      The Fund  will be  required  to file new Form  N-PX,  with its  complete proxy voting  record for the 12 months  ended June 30th,  no later than August
31st of each  year.  The first  such  filing is due no later  than  August 31,
2004, for the twelve months ended June 30, 2004.  Once filed,  the Fund's Form
N-PX filing will be available (i) without  charge,  upon  request,  by calling the  Fund  toll-free  at  1.800.225.5677  and  (ii) on the  SEC's  website  at
www.sec.gov.
-----------

      The  Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager  and the Fund.  The Manager  handles the Fund's day-to-day  business,  and the  agreement  permits  the  Manager to enter into sub-advisory  agreements with other registered  investment  advisers to obtain specialized  services  for the Fund,  as long as the Fund is not  obligated to pay any  additional  fees for those  services.  The Manager has  retained  the
Sub-Advisor pursuant to a separate  Sub-Advisory  Agreement,  described below, under which the Sub-Advisor buys and sells portfolio  securities for the Fund.
The portfolio  manager of the Fund is employed by the  Sub-Advisor  and is the person who is principally  responsible  for the  day-to-day  management of the
Fund's portfolio, as described below.

      The  investment  advisory  agreement  between  the Fund and the  Manager requires  the  Manager,  at its  expense,  to provide  the Fund with  adequate office  space,  facilities  and  equipment.  It also  requires  the Manager to provide and  supervise  the  activities  of all  administrative  and  clerical personnel  required to provide  effective  administration  for the Fund. Those responsibilities  include the  compilation  and  maintenance  of records  with respect to its operations,  the  preparation and filing of specified  reports, and composition of proxy materials and registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by the Fund. The major  categories  relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions,  fees to Independent
Directors,  legal and audit  expenses,  custodian and transfer agent expenses,
share  issuance   costs,   certain   printing  and   registration   costs  and
non-recurring  expenses,  including litigation costs. The management fees paid by the Fund to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares based upon the relative  proportion  of the Fund's net assets  represented by that class.  The management fees paid by the Fund to the Manager during its last three fiscal years were:

----------------------------------------------------------------------

                                         Management Fees Paid to
      Fiscal Year ended 10/31:           OppenheimerFunds, Inc. 1
----------------------------------------------------------------------
----------------------------------------------------------------------
                2001                            $9,672,069
----------------------------------------------------------------------
----------------------------------------------------------------------
                2002                            $9,101,127
----------------------------------------------------------------------
----------------------------------------------------------------------

                2003                           $7,651,7472

----------------------------------------------------------------------

1.    The Manager,  not the Fund, pays the Sub-Advisor an annual  sub-advisory fee. For fiscal 2003,  this  sub-advisory  fee was  $2,520,740;  for fiscal year 2002, $2,635,056 and for fiscal year 2001, $3,120,115.
2.    The  management  fees  shown  above are gross of  waivers.  A  voluntary waiver of a portion of the management and sub-advisory  fees was in effect, which  waiver  aggregated  $83,713  for  fiscal  year 2001.  The  voluntary waiver was  calculated  at the annual  rate of 0.05% or 0.10%,  as the case may be, of the Fund's  average  daily net assets in each  quarter  that the
   Fund's  trailing  one  year  performance  percentile  at  the  end  of  the preceding quarter was the in the fourth or fifth quintile,  as the case may be, within the Lipper Multi-Cap Value peer group.

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting from a good faith  error or  omission  on its part with  respect to any of its duties under the agreement.

      The agreement  permits the Manager to act as investment  adviser for any other  person,  firm or  corporation  and to use the names  "Oppenheimer"  and
"Quest for Value" in connection with other  investment  companies for which it may act as investment adviser or general distributor.  If the Manager shall no longer act as  investment  adviser to the Fund,  the Manager may  withdraw the right of the Fund to use the names  "Oppenheimer" or "Quest for Value" as part of its name.

         |X|      Annual  Approval  of  Investment   Advisory   Agreement  and
Sub-Advisory  Agreement.  Each  year,  the  Board of  Directors,  including  a majority of the Independent  Directors,  is required to approve the renewal of the investment advisory agreement and Sub-Advisory  agreement.  The Investment
Company Act requires  that the Board  request and evaluate and the Manager and
Sub-Advisor  provide  such  information  as may  be  reasonably  necessary  to evaluate the terms of the investment  advisory  agreements.  The Board employs an independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution fees the  Fund  pays.  These  distribution  fees are  reviewed  and  approved  at a different time of the year.

      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to renew the  investment  advisory  agreements.  Among other factors, the Board considered:

o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;

o     The profitability of the Fund to the Manager and Sub-Advisor;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies  of scale that may be  available  to the Fund from the Manager and Sub-Advisor;

o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the

         Fund from its relationship with the Manager and Sub-Advisor, and
o     The direct and indirect  benefits the Manager and  Sub-Advisor  received from  their  relationship  with the  Fund.  These  included  services provided by the  Distributor  and the Transfer  Agent,  and brokerage and soft dollar  arrangements  permissible under Section 28(e) of the
         Securities Exchange Act.

      The Board  considered that the Manager and  Sub-Advisor  must be able to pay and  retain  high  quality  personnel  at  competitive  rates  to  provide services  to  the  Fund.  The  Board  also  considered  that  maintaining  the financial  viability of the Manager and  Sub-Advisor is important so that they will be able to  continue  to  provide  quality  services  to the Fund and its shareholders  in adverse  times.  The Board  also  considered  the  investment performance of other mutual funds advised by the Manager and Sub-Advisor.  The
Board is aware  that  there are  alternatives  to the use of the  Manager  and
Sub-Advisor.

      These  matters  were  also  considered  by  the  Independent  Directors, meeting  separately from the full Board with  experienced  Counsel to the Fund
who  assisted  the  Board  in  its   deliberations.   The  Fund's  Counsel  is
independent  of the Manager and  Sub-Advisor  within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After  careful  deliberation,   the  Board,  including  the  Independent
Directors,  concluded  that it was in the best  interest  of  shareholders  to continue the investment  advisory  agreements for another year. In arriving at a  decision,  the Board did not  single out any one factor or group of factors as being more  important  than  other  factors,  but  considered  all  factors together.  The  Board  judged  the  terms  and  conditions  of the  investment advisory  agreements,  including the investment  advisory fee, in light of all of the surrounding  circumstances.  After  deliberating the Board approved the following  new fee  schedule  effective  January 1,  2004:  0.90% of the first
$400 million of average annual net assets of the Fund,  0.85% of the next $400 million,  0.80% of the next $400 million,  0.70% of the next $4 million, 0.65%
of the next $400  million and 0.60% of average  annual net assets in excess of
$2 billion.

The  Sub-Advisor.  From the Fund's  inception on April 30, 1980 until November
22,  1995,  the  Sub-Advisor  (which was then named Quest for Value  Advisors)
served as the Fund's  investment  advisor.  On November 22, 1995,  the Manager became the Fund's investment  advisor and retained the Sub-Advisor to continue providing  day-to-day  portfolio  management for the Fund. The Sub-Advisor has operated as an investment advisor to investment  companies and other investors since its  organization in 1980, and as of September 30, 2003, the Sub-Advisor
along with its  parent,  Oppenheimer  Capital  LLC,  advised  accounts  having assets in excess of $20  billion.  The  Sub-Advisor  is located at 1345 Avenue of the Americas, 49th Floor, New York, New York 10105-4800.

Oppenheimer  Capital  LLC is a Delaware  limited  liability  company  with one
member,   Allianz  Dresdner  Asset  Management  U.S.  Equities  LLC.   Allianz
Dresdner Asset  Management U.S.  Equities LLC is a wholly-owned  subsidiary of
Allianz  Dresdner Asset  Management of America L.P. ("ADAM LP").  ADAM LP is a
Delaware  limited  partnership  whose sole general partner is  Allianz-PacLife
Partners LLC.   Allianz-PacLife  Partners LLC is a Delaware limited  liability company  with  three  members,  ADAM U.S.  Holding  LLC,  a  Delaware  limited liability company,  Pacific Asset Management LLC, a Delaware limited liability company and Pacific Life Insurance  Company, a California stock life insurance company.  The sole member of ADAM U.S.  Holding LLC is Allianz  Dresdner Asset
Management of America LLC.   Allianz  Dresdner Asset Management of America LLC
has two members,  Allianz of America,  Inc., a Delaware corporation which owns
99.9%  non-managing  interest and Allianz Dresdner Asset Management of America
Holding Inc., a Delaware  corporation  which owns a 0.01% managing  interest.
Allianz  Dresdner Asset  Management of America  Holding Inc. is a wholly-owned subsidiary of ADAM GmbH,  which is wholly owned by Allianz  Aktiengesellschaft
("Allianz  AG").   Allianz of  America,  Inc. is  wholly-owned  by Allianz AG.
 Pacific Asset  Management  LLC is a  wholly-owned  subsidiary of Pacific Life
Insurance  Company,  a  wholly-owned  subsidiary  of  Pacific  Mutual  Holding
Company.   Allianz  AG  indirectly  holds a  controlling  interest  in Allianz
Dresdner  Asset  Management of America  L.P.  Allianz AG is a  European-based, multinational  insurance and financial services holding company.  Pacific Life
Insurance  Company owns an indirect minority equity interest in ADAM LP and is a California-based insurance company."

|X|   The  Sub-Advisor's  Code of Ethics.  Each employee of the Sub-Advisor is subject  to a Code of Ethics  which has been  adopted  by the  Sub-Advisor  to comply  with the  provisions  of Rule 17j-1  under the 1940 Act.  The Codes of
Ethics are  designed  to detect and prevent  improper  personal  trading.  The
Codes  of  Ethics  permit  personnel   subject  to  the  Codes  to  invest  in
securities,  including  securities that may be purchased,  sold or held by the
Fund, subject to a number of restrictions and controls including  prohibitions
against   purchases  of  securities  in  an  Initial  Public  Offering  and  a
preclearance   requirement  with  respect  to  certain   personal   securities
transactions.

|X|   The Sub-Advisory  Agreement.  Under the Sub-Advisory  Agreement  between the Manager and the  Sub-Advisor,  the  Sub-Advisor  shall  regularly  provide investment  advice  with  respect to the Fund and invest  and  reinvest  cash, securities  and the  property  comprising  the  assets of the Fund.  Under the
Sub-Advisory  Agreement,  the  Sub-Advisor  agrees not to change the portfolio manager  of  the  Fund  without  the  written  approval  of the  Manager.  The
Sub-Advisor  also  agrees  to  provide  assistance  in  the  distribution  and marketing of the Fund.

      Under the  Sub-Advisory  Agreement,  the Manager pays the Sub-Advisor an annual fee in monthly  installments,  based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory  agreement is paid  by the  Manager,  not by  the  Fund.  The  fee  is  equal  to 40% of the investment  advisory  fee  collected by the Manager from the Fund based on the total net assets of the Fund as of November 22, 1995 (the "Base  Amount") plus
30% of the  investment  advisory  fee  collected  by the Manager  based on the total net assets of the Fund that exceed the Base Amount.

      The  Sub-Advisory  Agreement  states  that  in the  absence  of  willful misfeasance,  bad faith,  negligence  or reckless  disregard  of its duties or obligations,  the  Sub-Advisor  shall not be liable to the Manager for any act or omission in the course of or connected  with  rendering  services under the
Sub-Advisory  Agreement  or  for  any  losses  that  may be  sustained  in the purchase, holding or sale of any security.

Brokerage Policies of the Fund

Brokerage   Provisions   of  the   Investment   Advisory   Agreement  and  the
Sub-Advisory  Agreement.  One  of the  duties  of the  Sub-Advisor  under  the
Sub-Advisory  Agreement is to arrange the portfolio transactions for the Fund.
The  Fund's   investment   advisory   agreement   with  the  Manager  and  the
Sub-Advisory  Agreement  contain  provisions  relating  to the  employment  of broker-dealers  to effect the Fund's portfolio  transactions.  The Manager and
the   Sub-Advisor   are   authorized  to  employ   broker-dealers,   including
"affiliated"  brokers,  as that term is defined in the Investment Company Act.
They may employ  broker-dealers  that they think, in their best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain, at
reasonable   expense,   the  "best   execution"   of  the   Fund's   portfolio
transactions.  "Best  execution"  means prompt and  reliable  execution at the most favorable price obtainable.

      The Manager and the  Sub-Advisor  need not seek  competitive  commission bidding.  However,  they are  expected  to be aware  of the  current  rates of
eligible   brokers  and  to  minimize  the  commissions  paid  to  the  extent consistent  with the interests and policies of the Fund as  established by its
Board of Directors.

      The  Manager  and  the   Sub-Advisor  may  select  brokers  (other  than
affiliates)  that  provide  brokerage  and/or  research  services for the Fund and/or the other  accounts over which the Manager,  the  Sub-Advisor  or their respective  affiliates have  investment  discretion.  The commissions  paid to such brokers may be higher than another  qualified broker would charge, if the
Manager or Sub-Advisor,  as applicable,  makes a good faith determination that the  commission is fair and  reasonable in relation to the services  provided.
Subject to those  considerations,  as a factor in  selecting  brokers  for the
Fund's  portfolio  transactions,  the  Manager  and the  Sub-Advisor  may also consider sales of shares of the Fund and other investment  companies for which the Manager or an affiliate serves as investment adviser.

      The  Sub-Advisory  Agreement  permits  the  Sub-Advisor  to  enter  into
"soft-dollar"  arrangements  through  the  agency of third  parties  to obtain services for the Fund.  Pursuant to these  arrangements,  the Sub-Advisor will undertake  to place  brokerage  business  with  broker-dealers  who pay  third parties that provide  services.  Any such  "soft-dollar"  arrangements will be made in accordance with policies  adopted by the Board of the Directors and in compliance with applicable law.

Brokerage  Practices.  Brokerage  for the  Fund is  allocated  subject  to the
provisions  of  the  investment   advisory   agreement  and  the  Sub-Advisory
Agreement  and the  procedures  and  rules  described  above.  Generally,  the
Sub-Advisor's  portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio manager.  In certain  instances,  portfolio managers may  directly  place  trades  and  allocate  brokerage.  In either  case,  the
Sub-Advisor's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so.

      The  Sub-Advisor  serves as  investment  manager to a number of clients, including other investment companies,  and may in the future act as investment manager or  advisor  to  others.  It is the  practice  of the  Sub-Advisor  to allocate purchase or sale transactions  among the Fund and other clients whose
assets  it  manages  in  a  manner  it  deems   equitable.   In  making  those
allocations,  the Sub-Advisor  considers  several main factors,  including the respective investment  objectives,  the relative size of portfolio holdings of the same or comparable  securities,  the  availability of cash for investment, the size of  investment  commitments  generally  held and the  opinions of the persons  responsible  for managing the  portfolios  of the Fund and each other client's accounts.

      When  orders to purchase or sell the same  security on  identical  terms are  placed by more  than one of the  funds  and/or  other  advisory  accounts managed by the Sub-Advisor or its affiliates,  the  transactions are generally executed  as  received,  although  a fund or  advisory  account  that does not direct trades to a specific  broker (these are called "free  trades")  usually will have its order  executed  first.  Orders  placed by accounts  that direct trades to a specific  broker will generally be executed after the free trades.
All orders placed on behalf of the Fund are considered  free trades.  However, having an order placed first in the market does not necessarily  guarantee the most  favorable  price.  Purchases are combined where possible for the purpose of negotiating brokerage  commissions.  In some cases that practice might have a  detrimental  effect on the price or volume of the  security in a particular transaction for the Fund.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless the  Sub-Advisor  determines  that a better price or  execution  can be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter.  Purchases from dealers include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

      The investment advisory agreement and the Sub-Advisory  Agreement permit the Manager and the Sub-Advisor to allocate  brokerage for research  services.
The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the  Sub-Advisor  and its affiliates.
The investment  research  received for the commissions of those other accounts may be  useful  both to the  Fund and one or more of the  Sub-Advisor's  other accounts.  Investment  research may be supplied to the  Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service also  assists the  Sub-Advisor  in a  non-research  capacity  (such as bookkeeping or other  administrative  functions),  then only the percentage or component  that  provides  assistance  to the  Sub-Advisor  in the  investment decision-making process may be paid in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement the research activities of the Sub-Advisor.  That research provides additional views and comparisons for consideration,  and helps the Sub-Advisor to obtain market  information  for the valuation of securities that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Sub-Advisor  provides  information  to the  Manager  and the  Board  about the commissions  paid to  brokers  furnishing  such  services,  together  with the
Sub-Advisor's   representation   that  the  amount  of  such  commissions  was
reasonably related to the value or benefit of such services.

-----------------------------------------------------------

 Fiscal Year    Total Brokerage Commissions Paid by the
Ended 10/31:                     Fund1

-----------------------------------------------------------
-----------------------------------------------------------

    2001                        $401,350

-----------------------------------------------------------
-----------------------------------------------------------

    2002                        $427,266

-----------------------------------------------------------
-----------------------------------------------------------

    2003                       $498,8152

-----------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

2.    In the fiscal year ended 10/31/03,  the amount of transactions  directed to brokers for research
   services was $0 and the amount of the  commissions  paid to  broker-dealers for those services was $0.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's  principal  underwriter in the continuous public  offering of the Fund's classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

      The  sales  charges  and  concessions  paid  to,  or  retained  by,  the
Distributor  from the sale of shares  during  the  Fund's  three  most  recent fiscal  years,  and the  contingent  deferred  sales  charges  retained by the
Distributor  on the  redemption  of shares  for the three most  recent  fiscal years are shown in the tables below.

 ---------------------------------------------------------------
   Fiscal Year    Aggregate Front-End Sales  Class A Front-End
  Ended 10/31:    Charges on Class A Shares    Sales Charges
                                                Retained by
                                                Distributor1
 ---------------------------------------------------------------
----------------------------------------------------------------
   2001      $1,162,250        $313,651
----------------------------------------------------------------
 ---------------------------------------------------------------
   2002       $940,224         $299,952
 ---------------------------------------------------------------
 ---------------------------------------------------------------

      2003                $714,781                $221,497

 ---------------------------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

 ---------------------------------------------------------------------------------
   Fiscal Year   Concessions on   Concessions     Concessions on     Concessions
  Ended 10/31:   Class A Shares   on Class B      Class C Shares     on Class N
                   Advanced by      Shares         Advanced by         Shares
                  Distributor1    Advanced by      Distributor1      Advanced by
                                 Distributor1                       Distributor1
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------

      2001          $166,769      $1,489,762         $198,443         $26,4852

 ---------------------------------------------------------------------------------
----------------------------------------------------------------------------------
   2002       $119,131     $1,231,719     $183,899       $71,519
----------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------

      2003           $82,712       $735,245          $108,515          $32,571

 ---------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares and for sales of Class

     B, Class C and Class N shares from its own resources at the time of sale.
2. The inception date of Class N shares was March 1, 2001.

---------------------------------------------------------------------------------

                Class A          Class B           Class C          Class N
  Fiscal       Contingent       Contingent       Contingent        Contingent
Year Ended   Deferred Sales   Deferred Sales   Deferred Sales    Deferred Sales
   10/31        Charges          Charges      Charges Retained      Charges
              Retained by      Retained by     by Distributor     Retained by
              Distributor      Distributor                        Distributor
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   2001         $22,583          $666,068          $16,783             $0

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
   2002         $17,617          $811,106          $16,639           $5,733
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   2003         $12,943          $629,815          $19,215          $20,909

---------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted  Distribution and Service
Plans for Class A,  Class B,  Class C and Class N shares  under  Rule 12b-1 of the  Investment  Company  Act.  Under  those  plans the Fund  compensates  the
Distributor  for all or a portion of its costs incurred in connection with the distribution  and/or  servicing of the shares of the  particular  class.  Each plan has  been  approved  by a vote of the  Board of  Directors,  including  a majority of the Independent Directors1, cast in  person  at a  meeting  called for the purpose of voting on that plan.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates and in their sole discretion,  from time to time, may use their own resources  (at no  direct  cost to the  Fund)  to make  payments  to  brokers, dealers or other financial  institutions for  distribution and  administrative services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the Distributor and the
Manager may increase or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the Fund's  Board of  Directors  and its
Independent  Directors  specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the Independent  Directors or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Directors and the  Independent  Directors  must approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the Class A the plan that  would  materially increase  payments  under the plan.  That approval must be by a "majority" (as defined in the  Investment  Company  Act) of the shares of each class,  voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the Board of  Directors  at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Directors.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Directors of the Fund who are not "interested  persons" of the Fund is committed to the  discretion of the  Independent  Directors.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Directors.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Directors.  The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.

      |X|   Class A Service Plan Fees and  Distribution  Plan Fees.  Under the
Class A service  plan,  the  Distributor  currently  uses the fees it receives from the Fund to pay brokers,  dealers and other financial  institutions (they
are  referred  to  as   "recipients")   for  personal   services  and  account
maintenance  services  they  provide  for  their  customers  who hold  Class A shares.  The services  include,  among others,  answering  customer  inquiries about the Fund,  assisting in  establishing  and  maintaining  accounts in the
Fund,  making  the Fund's  investment  plans  available  and  providing  other services  at the request of the Fund or the  Distributor.  The Class A service plan  permits  compensation  to the  Distributor  at a rate of up to  0.25% of average annual net assets of Class A shares.  The Board Directors has set that rate at that level.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so, except in the case of the special  arrangement  described below,  regarding  grandfathered  retirement  accounts.  The Distributor makes payments to plan  recipients  quarterly  at an annual rate not to exceed 0.25%
of the  average  annual net assets  consisting  of Class A shares  held in the accounts of the recipients or their customers.

      Under the Class A  distribution  plan, the plan provides for the Fund to pay an asset-based  sales charge to the Distributor at an annual rate of 0.25%
of average annual net assets of Class A shares of the Fund.  Effective January
1, 2003,  the Board set that rate to zero.  Prior to that date,  the Fund paid the Distributor an annual  asset-based  sales charge equal to 0.15% of average annual net assets  representing  Class A shares  purchased before September 1,
1993,  and 0.10% of  average  annual net  assets  representing  Class A shares purchased on or after that date. The Distributor  paid the entire  asset-based sales charge to brokers, dealers and financial institutions.

      With  respect to  purchases  of Class A shares  subject to a  contingent deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the  service  fee to  recipients  in advance for the first year after the  shares are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse itself for the
costs  of   distributing   the  shares.   After  the  first  year  shares  are
outstanding,   the  Distributor  makes  service  fee  payments  to  recipients quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their purchase, the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal year ended  October 31, 2003  payments  under the Class A distribution and service plan totaled $1,372,643,  of which $9,722 was service fee payments  retained by the Distributor in connection with the grandfathered retirement  accounts,  described  above,  and  included  $77,695  paid  to  an affiliate  of the  Distributor's  parent  company.  In  addition,  $3,355  was retained for the asset-based  sales charge, as allowed under the plan prior to
January 1,  2003.  Any  unreimbursed  expenses  the  Distributor  incurs  with respect  to  Class  A  shares  in any  fiscal  year  cannot  be  recovered  in subsequent  years.  The  Distributor  may not use payments  received under the
Class A plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution  and Service Plan Fees.  Under
each plan,  distribution  and service  fees are computed on the average of the net asset value of shares in the respective class,  determined as of the close of each  regular  business day during the period.  Each plan  provides for the
Distributor  to be  compensated  at a flat  rate,  whether  the  Distributor's distribution  expenses  are  more or less  than the  amounts  paid by the Fund under the plan  during  the  period  for  which the fee is paid.  The types of services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

      The plans permit the  Distributor to retain both the  asset-based  sales charges  and  the  service  fees or to pay  recipients  the  service  fee on a
quarterly  basis,  without  payment  in  advance.   However,  the  Distributor
currently  intends to pay the  service  fee to  recipients  in advance for the first year after the shares  are  purchased.  After the first year  shares are outstanding,  the  Distributor  makes service fee payments  quarterly on those shares.  The advance  payment is based on the net asset value of shares  sold.
Shares  purchased  by exchange  do not  qualify  for the  advance  service fee payment.  If shares are redeemed  during the first year after their  purchase, the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.  In cases where the  Distributor is the broker of record for  Class B,  Class C and  Class N  shares,  i.e.  shareholders  without  the services of a broker directly invest in the Fund, the Distributor  will retain the asset-based  sales charge and service fee for Class B, Class C and Class N shares.

      The  asset-based  sales  charge and service  fees  increase  Class B and
Class C expenses by 1.00% and the  asset-based  sales  charge and service fees increase  Class  N  expenses  by  0.50%  of the  net  assets  per  year of the respective class.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the Distributor will pay the Class B, Class C or Class
N service fee and the  asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales  concession and service fee in advance at the time of purchase.

      The  asset-based  sales  charge  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charge to the Distributor for its services  rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares,
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

The  Distributor's  actual  expenses  in selling  Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed shares and from the Fund under the plans.
If either the Class B, Class C or Class N plan is terminated by the Fund,  the
Board of Directors may allow the Fund to continue  payments of the asset-based sales charge to the  Distributor for  distributing  shares before the plan was terminated.

 ----------------------------------------------------------------------------------

    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 10/31/03

 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------

 Class:        Total Payments   Amount Retained   Distributor's   Distributor's
                                                    Aggregate     Unreimbursed

                                                   Unreimbursed   Expenses as %
                                                  Expenses Under  of Net Assets
                 Under Plan1    by Distributor         Plan           of Class
 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------

 Class A Plan    $1,372,643         $9,722             N/A              N/A

 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------

                                                                       2.64%
 Class B Plan    $2,095,900       $1,497,713        $5,628,375

 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------

                                   $137,870         $2,431,058
 Class C Plan     $689,719                                             3.18%

 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------

                                    $38,928          $236,244
 Class N Plan      $49,176                                             1.91%

 ----------------------------------------------------------------------------------

1.    Includes  amounts  paid  to an  affiliate  of the  Distributor's  parent company:  $77,695  (Class  A),  $38,170  (Class B),  $23,463  (Class C) and
   $1,420 (Class N).

    All  payments  under the plans are subject to the  limitations  imposed by the Conduct Rules of the National  Association of Securities Dealers,  Inc. on
payments of asset-based sales charges and service fees

Performance of the Fund

Explanation   of   Performance   Terminology.   Explanation   of   Performance
Terminology.  The Fund uses a variety of terms to  illustrate  its  investment performance.  Those terms include  "cumulative  total return," "average annual total  return,"  "average  annual  total return at net asset value" and "total return  at  net  asset  value."  An  explanation  of  how  total  returns  are calculated  is set forth below.  The charts below show the Fund's  performance as of the  Fund's  most  recent  fiscal  year  end.  You  can  obtain  current
performance   information   by   calling   the   Fund's   Transfer   Agent  at
1.800.225.5677  or  by  visiting  the  OppenheimerFunds  Internet  website  at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total  returns for the  advertised  class of shares of the Fund.  Those returns  must be shown for the 1-, 5- and 10-year  periods (or the life of the class,  if less) ending as of the most recently ended  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

Use of standardized  performance  calculations  enables an investor to compare the  Fund's  performance  to the  performance  of  other  funds  for the  same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

------------------------------------------------------------------------------

o Total  returns  measure the  performance  of a  hypothetical  account in the
         Fund over  various  periods and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.
------------------------------------------------------------------------------
o     The Fund's  performance  returns  may not reflect the effect of taxes on dividends and capital gains distributions.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The  principal  value of the Fund's  shares,  and total  returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Total   returns   for  any  given  past  period   represent   historical
         performance information and are not, and should not be considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares,  the current maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares,  payment of the applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the  sixth  year  and  none  thereafter.  For  Class  C  shares,  the  1.0%
contingent  deferred  sales  charge is deducted  for returns for the  one-year period.  For Class N shares,  the 1.0%  contingent  deferred  sales  charge is deducted  for  returns  for the  one-year  period,  and total  returns for the periods prior to 03/01/01 (the  inception date for Class N shares) is based on the Fund's  Class A returns,  adjusted  to  reflect  the higher  Class N 12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average  Annual  Total  Return  (After  Taxes  on  Distributions).   The
"average  annual  total  return  (after  taxes on  distributions)"  of Class A shares is an  average  annual  compounded  rate of  return  for each year in a specified  number of years,  adjusted  to show the  effect  of  federal  taxes
(calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to  achieve an ending  value
("ATVD" in the  formula) of that  investment,  after  taking into  account the effect  of  taxes on Fund  distributions,  but not on the  redemption  of Fund shares, according to the following formula:

ATVD   l/n  - 1  = Average Annual Total Return (After Taxes on Distributions)
---
  P

      o     Average  Annual Total Return  (After  Taxes on  Distributions  and
Redemptions).  The "average annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded rate of return  for each year in a  specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated  using the highest  individual  marginal federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual capital gains tax rate in effect on the redemption date)  resulting  from the  redemption of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value of a  hypothetical initial  investment of $1,000 ("P" in the formula  below) held for a number of years  ("n" in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that investment,  after taking into account the effect of taxes on fund  distributions  and on the  redemption  of Fund shares,  according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P  = Total Return

    P

o     Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return "at net asset value"
(without  deducting  sales  charges)  for Class A, Class B, Class C or Class N shares.  There is no sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset value per share at the  beginning  and the end of the period  for a  hypothetical  investment  in  that  class  of  shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 10/31/03

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
           Cumulative Total
Class of  Returns (10 years              Average Annual Total Returns
 Shares   or Life of Class)
          -------------------------------------------------------------------------
----------                   ------------------------------------------------------
                                                    5-Year            10-Year
                                  1-Year              (or               (or
                                                life-of-class)    life-of-class)
                             ------------------------------------------------------
-----------------------------------------------------------------------------------
          After     Without  After   Without   After    Without  After    Without
          Sales     Sales    Sales   Sales     Sales    Sales    Sales    Sales
           Charge    Charge  Charge   Charge    Charge   Charge   Charge   Charge
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class A1   132.01%  146.16%  14.76%   21.76%    0.02%    1.21%    8.78%    9.43%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class B2   138.45%  138.45%  15.81%   20.81%    0.22%    0.54%    9.08%    9.08%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class C3   132.22%  132.22%  19.79%   20.79%    0.56%    0.56%    8.79%    8.79%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class N4   -7.10%    -7.10%  20.35%   21.35%    -2.72%   -2.72%    N/A      N/A

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class Y5    47.79    47.79%  21.99%   21.99%    1.46%    1.46%    5.85%    5.85%

-----------------------------------------------------------------------------------
1. Inception of Class A:      4/30/80
2. Inception of Class B:      9/1/93
3. Inception of Class C:      9/1/93
4. Inception of Class N: 3/1/01
5. Inception of Class Y:      12/16/96

--------------------------------------------------------------------------

  Average Annual Total Returns for Class A Shares (After Sales Charge)
                     For the Periods Ended 10/31/03

--------------------------------------------------------------------------
--------------------------------------------------------------------------

                                 1-Year         5-Year
                                                              10-Year

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on Distributions     14.76%         -1.03%         7.25%

--------------------------------------------------------------------------
--------------------------------------------------------------------------

After Taxes on                   9.59%          -0.40%         6.90%
Distributions and
Redemption of Fund Shares

--------------------------------------------------------------------------

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X|   Lipper  Rankings.  From  time to time  the Fund  may  publish  the ranking  of  the  performance  of  its  classes  of  shares  by  Lipper,  Inc.
("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated  investment  companies, including  the Fund,  and ranks  their  performance  for  various  periods  in categories based on investment  styles.  The Lipper  performance  rankings are based  on  total  returns  that  include  the  reinvestment  of  capital  gain distributions  and income  dividends  but do not take  sales  charges or taxes
into  consideration.   Lipper  also  publishes  "peer-group"  indices  of  the
performance  of all mutual  funds in a category  that it monitors and averages of the performance of the funds in particular categories.

      Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among Large Value funds.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars, the next
22.5% receive 4 stars,  the next 35% receive 3 stars, the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight variations in the distribution  percentages.)  The Overall  Morningstar
Rating  for a fund is  derived  from a  weighted  average  of the  performance
figures  associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

      |X|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares
Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent.  Under a Letter of Intent  ("Letter"),  if you  purchase
Class A shares or Class A and  Class B shares of the Fund and other  Oppenheimer funds  during a  13-month  period,  you can reduce  the sales  charge  rate that applies to your  purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will  determine  the reduced  sales charge rate for the Class A shares purchased during that period. You can include purchases  made up to 90 days  before  the date of the  Letter.  Letters  do not consider Class C or Class N shares you purchase or may have purchased.

     A Letter is an investor's  statement in writing to the  Distributor  of the intention  to purchase  Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's  request,  this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's  intention to make the aggregate  amount of purchases  of shares  which,  when added to the  investor's holdings of shares of those funds,  will equal or exceed the amount specified in the Letter.  Purchases made by  reinvestment  of dividends or  distributions  of capital gains and purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

|X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a
            front-end sales charge or
            subject to a Class A
            contingent deferred sales
            charge,
(b)   Class B shares of other
            Oppenheimer funds acquired
            subject to a contingent
            deferred sales charge, and
(c)   Class A or Class B shares acquired
            by exchange of either (1)
            Class A shares of one of the
            other Oppenheimer funds that
            were acquired subject to a
            Class A initial or
            contingent deferred sales
            charge or (2) Class B shares
            of one of the other
            Oppenheimer funds that were
            acquired subject to a
            contingent deferred sales
            charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix C to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner & Smith, Inc.  ("Merrill  Lynch") or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has less than $3 million in assets  (other  than  assets  invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that  category  that  currently  invest  in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the  plan's applicable investments reach $5 million.

     OppenheimerFunds  has entered into arrangements with certain record keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $250,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

Class A Shares Subject to a Contingent  Deferred Sales Charge.  For purchases of
Class A shares  at net  asset  value  whether  or not  subject  to a  contingent deferred sales charge as described in the Prospectus,  no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares  purchased with the  redemption  proceeds of shares of another mutual  fund  offered  as an  investment  option in a  retirement  plan in which
Oppenheimer  funds  are also  offered  as  investment  options  under a  special arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are  added as an  investment  option  under  that  plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including
            SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made
            to Individual 401(k) plans,
            Profit-Sharing Plans and
            Money Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored
            Pinnacle and Ascender
            retirement plans,
o     to all trustee-to-trustee IRA
            transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as
            defined in Appendix C to
            this Statement of Additional
            Information) which have
            entered into a special
            agreement with the
            Distributor for that purpose,
o     to Retirement Plans qualified
            under Sections 401(a) or
            401(k) of the Internal
            Revenue Code, the
            recordkeeper or the plan
            sponsor for which has
            entered into a special
            agreement with the
            Distributor,
o     to Retirement Plans of a plan
            sponsor where the aggregate
            assets of all such plans
            invested in the Oppenheimer
            funds is $500,000 or more,

o     to OppenheimerFunds-sponsored
            Ascender 401(k) plans that
            pay for the purchase with
            the redemption proceeds of
            Class A shares of one or
            more Oppenheimer funds, and

o     to certain customers of
            broker-dealers and financial
            advisors that are identified
            in a special agreement
            between the broker-dealer or
            financial advisor and the
            Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
         purchases of Class N shares in
            amounts of $500,000 or more
            by a retirement plan that
            pays for the purchase with
            the redemption proceeds of
            Class A shares of one or
            more Oppenheimer funds
            (other than rollovers from
            an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan to any IRA invested in
            the Oppenheimer funds),
         purchases of Class N shares in
            amounts of $500,000 or more
            by a retirement plan that
            pays for the purchase with
            the redemption proceeds of
            Class C shares of one or
            more Oppenheimer funds held
            by the plan for more than
            one year (other than
            rollovers from an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan to any IRA invested in
            the Oppenheimer funds), and
         on purchases of Class N shares
            by an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan made with the
            redemption proceeds of Class
            A shares of one or more
            Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Directors,  custodian expenses, share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below
         $500 due to the automatic
         conversion of shares from Class
         B to Class A shares;
o     Accounts with an active Asset
         Builder Plan, payroll deduction
         plan or a military allotment
         plan;
o     OppenheimerFunds-sponsored group
         retirement accounts that are
         making continuing purchases;
o     Certain accounts held by
         broker-dealers through the
         National Securities Clearing
         Corporation; and
o     Accounts that fall below the $500
         threshold due solely to market
         fluctuations within the
         12-month period preceding the
         date the fee is deducted.

     The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business day of  September.  This annual fee is waived for any  shareholders  who  elect to  access  their  account  documents  through electronic  document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their  general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct, please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call 1.888.470.0862 for instructions.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers  other  than  Exchange  members  may  conduct  trading  in  certain securities  on days on which the  Exchange  is closed  (including  weekends  and holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset values will not be calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem  shares.  Additionally,  trading on European  and Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but before the close of the Exchange,  will not be reflected in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Directors has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures  are as  follows:  o Equity  securities  traded on a U.S.  securities exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is
               regularly reported, they
               are valued at the last
               reported sale price on
               the principal exchange on
               which they are traded or
               on Nasdaq, as applicable,
               on that day, or
(2)   if last sale information is not
               available on a valuation
               date, they are valued at
               the last reported sale
               price preceding the
               valuation date if it is
               within the spread of the
               closing "bid" and "asked"
               prices on the valuation
               date or, if not,  at the
               closing "bid" price on
               the valuation date.

o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available
               to the pricing service
               approved by the Board of
               Directors, or
(2)   at the last sale price obtained by
               the Manager from the
               report of the principal
               exchange on which the
               security is traded at its
               last trading session on
               or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and
               "asked" prices obtained
               from the principal
               exchange on which the
               security is traded or, on
               the basis of reasonable
               inquiry, from two market
               makers in the security.

o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined  by a portfolio  pricing service approved by the Fund's Board of Directors or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.
o The following  securities are valued at the mean between the "bid" and "asked"
prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active  market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a
               maturity of more than 397
               days when issued,
(2)   debt instruments that had a
               maturity of 397 days or
               less when issued and have
               a remaining maturity of
               more than 60 days, and
(3)   non-money market debt instruments
               that had a maturity of
               397 days or less when
               issued and which have a
               remaining maturity of 60
               days or less.

o The following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
(1)   money market debt securities held
               by a non-money market
               fund that had a maturity
               of less than 397 days
               when issued that have a
               remaining maturity of 60
               days or less, and
(2)   debt instruments held by a money
               market fund that have a
               remaining maturity of 397
               days or less.

o Securities  (including  restricted  securities)  not having  readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Directors.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing  prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable,  as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on Nasdaq on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject
   to an initial sales charge or Class A
   shares on which a contingent deferred
   sales charge was paid, or
o     Class B shares that were subject
   to the Class B contingent deferred
   sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Directors of the Fund may determine that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Directors  has the right to cause the  involuntary  redemption  of the shares held in any account if the aggregate net asset value of those  shares is less than $500 or such lesser  amount as the
Board may fix. The Board will not cause the involuntary  redemption of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders  in question (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the
         distribution;
(2)   state the owner's awareness of tax
         penalties if the distribution
         is premature; and
(3)   conform to the requirements of the
         plan and the Fund's other
         redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred  sales charge is waived as described in Appendix C to this Statement of
Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use Class A shares  held under the plan as  collateral  for a debt,  the
Planholder may request issuance of a portion of the shares in certificated form.
Upon written request from the Planholder,  the Transfer Agent will determine the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class
   A shares:
Centennial America Fund, L.P.              Centennial New York Tax Exempt Trust
   Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
   o  Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      |X|   Qualification as a Regulated Investment Company. The Fund has
elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      |X|         Excise Tax on Regulated Investment Companies. Under the
Internal Revenue Code, by December 31 each year, the Fund must distribute 98%
of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X|         Taxation of Fund Distributions. The Fund anticipates
distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      |X|         Tax Effects of Redemptions of Shares. If a shareholder
redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the
Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      |X|   Foreign Shareholders. Under U.S. tax law, taxation of a
shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors.  KPMG LLP are the independent auditors of the Fund.
They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the
Manager and its affiliates.

OPPENHEIMER QUEST VALUE FUND, INC.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Board of Directors and Shareholders of
Oppenheimer Quest Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Quest Value Fund, Inc., including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the
period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an
opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999, were audited by other auditors whose report dated November 19, 1999, expressed an unqualified opinion on this information.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to
above present fairly, in all material respects, the financial position of
Oppenheimer Quest Value Fund, Inc. as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of
the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP
----------------
KPMG LLP

Denver, Colorado
November 21, 2003

OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS October 31, 2003
--------------------------------------------------------------------------------

                                          Market Value
                              Shares        See Note 1
-------------------------------------------------------
Common Stocks--91.8%
-------------------------------------------------------
Consumer Discretionary--14.2%
-------------------------------------------------------
Hotels, Restaurants & Leisure--5.9%
Carnival Corp.               625,000      $ 21,818,750
-------------------------------------------------------
McDonald's Corp.           1,350,000        33,763,500
                                          -------------
                                            55,582,250

-------------------------------------------------------
Leisure Equipment & Products--1.5%
Eastman Kodak Co.            600,000        14,658,000
-------------------------------------------------------
Media--3.1%
Clear Channel
Communications,
Inc.                         450,000        18,369,000
-------------------------------------------------------
Time Warner, Inc. 1          700,000        10,703,000
                                          -------------
                                            29,072,000

-------------------------------------------------------
Multiline Retail--3.7%
Dollar General Corp.         700,000        15,729,000
-------------------------------------------------------
Sears Roebuck & Co.          375,000        19,736,250
                                          -------------
                                            35,465,250

-------------------------------------------------------
Consumer Staples--11.6%
-------------------------------------------------------
Food & Staples Retailing--6.3%
CVS Corp.                    850,000        29,903,000
-------------------------------------------------------
Kroger Co. (The) 1         1,725,000        30,170,250
                                          -------------
                                            60,073,250

-------------------------------------------------------
Food Products--1.9%
Kraft Foods, Inc.,
Cl. A                        600,000        17,460,000
-------------------------------------------------------
Household Products--1.4%
Procter & Gamble
Corp. (The)                  135,000        13,269,150
-------------------------------------------------------
Personal Products--2.0%
Gillette Co.                 600,000        19,140,000
-------------------------------------------------------
Energy--3.0%
-------------------------------------------------------
Oil & Gas--3.0%
BP plc, ADR                  150,000         6,357,000
-------------------------------------------------------
ChevronTexaco
Corp.                        300,000        22,290,000
                                          -------------
                                            28,647,000

                                          Market Value
                              Shares        See Note 1
-------------------------------------------------------
Financials--35.2%
-------------------------------------------------------
Commercial Banks--8.6%
FleetBoston
Financial Corp.            1,000,000      $ 40,390,000
-------------------------------------------------------
Wells Fargo & Co.            725,000        40,832,000
                                          -------------
                                            81,222,000

-------------------------------------------------------
Diversified Financial Services--8.3%
Citigroup, Inc.              900,000        42,660,000
-------------------------------------------------------
J.P. Morgan
Chase & Co.                1,000,000        35,900,000
                                          -------------
                                            78,560,000

-------------------------------------------------------
Insurance--9.1%
AFLAC, Inc.                  600,000        21,888,000
-------------------------------------------------------
John Hancock
Financial Services,
Inc.                         850,000        30,047,500
-------------------------------------------------------
UnumProvident
Corp.                        600,000         9,822,000
-------------------------------------------------------
XL Capital Ltd., Cl. A       350,000        24,325,000
                                          -------------
                                            86,082,500

-------------------------------------------------------
Thrifts & Mortgage Finance--9.2%
Countrywide
Financial Corp.              300,000        31,536,000
-------------------------------------------------------
Freddie Mac                1,000,000        56,130,000
                                          -------------
                                            87,666,000

-------------------------------------------------------
Health Care--6.6%
-------------------------------------------------------
Biotechnology--2.1%
Wyeth                        450,000        19,863,000
-------------------------------------------------------
Pharmaceuticals--4.5%
Bristol-Myers
Squibb Co.                   350,000         8,879,500
-------------------------------------------------------
Merck & Co., Inc.            150,000         6,637,500
-------------------------------------------------------
Pfizer, Inc.                 850,000        26,860,000
                                          -------------
                                            42,377,000

-------------------------------------------------------
Industrials--8.6%
-------------------------------------------------------
Aerospace & Defense--2.0%
Boeing Co.                   500,000        19,245,000
-------------------------------------------------------
Commercial Services & Supplies--2.1%
Waste Management,
Inc.                         750,000        19,440,000

12 | OPPENHEIMER QUEST VALUE FUND, INC.

                                          Market Value
                              Shares        See Note 1
-------------------------------------------------------
Industrial Conglomerates--3.3%
3M Co.                       400,000      $ 31,548,000
-------------------------------------------------------
Road & Rail--1.2%
Union Pacific Corp.          180,000        11,268,000
-------------------------------------------------------
Information Technology--5.6%
-------------------------------------------------------
Communications Equipment--1.3%
Cisco Systems, Inc. 1        600,000        12,588,000
-------------------------------------------------------
Computers & Peripherals--3.0%
Dell, Inc. 1                 400,000        14,448,000
-------------------------------------------------------
EMC Corp. 1                1,000,000        13,840,000
                                          -------------
                                            28,288,000

-------------------------------------------------------
Software--1.3%
Microsoft Corp.              450,000        11,767,500
-------------------------------------------------------
Telecommunication Services--4.2%
-------------------------------------------------------
Diversified Telecommunication Services--4.2%
SBC
Communications,
Inc.                         550,000        13,189,000
-------------------------------------------------------
Verizon
Communications,
Inc.                         800,000        26,880,000
                                          -------------
                                            40,069,000

-------------------------------------------------------
Utilities--2.8%
-------------------------------------------------------
Electric Utilities--2.8%
Exelon Corp.                 425,000        26,966,250
                                          -------------
Total Common Stocks
(Cost $744,520,532)                        870,317,150

                           Principal      Market Value
                              Amount        See Note 1
-------------------------------------------------------
Short-Term Notes--10.2%
American Express
Credit Corp., 1.03%,
11/21/03                 $20,000,000      $ 19,988,556
-------------------------------------------------------
Canadian Imperial
Holdings, Inc., 1.04%,
11/17/03                  14,065,000        14,058,499
-------------------------------------------------------
Federal Home
Loan Bank:
0.96%, 11/18/03           15,000,000        14,993,200
0.97%, 11/4/03            30,000,000        29,997,575
-------------------------------------------------------
Student Loan
Marketing Assn.,
0.94%, 11/3/03            17,269,000        17,268,098
                                          -------------
Total Short-Term Notes
(Cost $96,305,928)                          96,305,928

-------------------------------------------------------
Total Investments,
at Value
(Cost $840,826,460)            102.0%      966,623,078
-------------------------------------------------------
Liabilities
in Excess of
Other Assets                    (2.0)      (19,127,364)
                              -------------------------
Net Assets                     100.0%     $947,495,714
                              =========================

Footnote to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

13 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------

-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investments, at value (cost $840,826,460)--
see accompanying statement                                  $966,623,078
-------------------------------------------------------------------------
Cash                                                             277,746
-------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                              28,598,949
Interest and dividends                                         1,245,300
Shares of capital stock sold                                     585,147
Other                                                             51,169
                                                            -------------
Total assets                                                 997,381,389

-------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                         47,726,475
Shares of capital stock redeemed                               1,434,461
Transfer and shareholder servicing agent fees                    217,614
Distribution and service plan fees                               187,089
Shareholder reports                                              165,926
Directors' compensation                                          120,920
Other                                                             33,190
                                                            -------------
Total liabilities                                             49,885,675

-------------------------------------------------------------------------
Net Assets                                                  $947,495,714
                                                            =============

-------------------------------------------------------------------------
Composition of Net Assets
-------------------------------------------------------------------------
Par value of shares of capital stock                        $ 52,615,886
-------------------------------------------------------------------------
Additional paid-in capital                                   810,935,196
-------------------------------------------------------------------------
Undistributed net investment income                            1,737,590
-------------------------------------------------------------------------
Accumulated net realized loss on investment transactions     (43,589,576)
-------------------------------------------------------------------------
Net unrealized appreciation on investments                   125,796,618
                                                            -------------
Net Assets                                                  $947,495,714
                                                            =============

14 | OPPENHEIMER QUEST VALUE FUND, INC.

---------------------------------------------------------------------
Net Asset Value Per Share
---------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $613,601,190 and 33,529,890 shares of capital
stock outstanding)                                            $18.30
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                            $19.42
---------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $213,432,932 and 12,296,644
shares of capital stock outstanding)                          $17.36
---------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $76,529,300 and 4,406,012
shares of capital stock outstanding)                          $17.37
---------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $12,361,436 and 679,489 shares
of capital stock outstanding)                                 $18.19
---------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $31,570,856 and 1,703,851
shares of capital stock outstanding)                          $18.53

See accompanying Notes to Financial Statements.

15 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------

Dividends (net of foreign withholding taxes of $19)                   $
16,084,035
-----------------------------------------------------------------------------------
Interest
612,929

-------------
Total investment income
16,696,964

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees
7,651,747
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A
1,372,643
Class B
2,095,900
Class C
689,719
Class N
49,176
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A
1,466,698
Class B
806,542
Class C
259,539
Class N
39,094
Class Y
106,547
-----------------------------------------------------------------------------------
Shareholder reports
336,509
-----------------------------------------------------------------------------------
Directors' compensation
37,205
-----------------------------------------------------------------------------------
Custodian fees and expenses
15,274
-----------------------------------------------------------------------------------
Other
52,688

-------------
Total expenses
14,979,281
Less reduction to custodian expenses
(948)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class A
(10,176)
Less voluntary waiver of transfer and
shareholder servicing agent fees--Class B
(86,868)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class C
(15,412)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class N
(5,101)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class Y
(18,174)

-------------
Net expenses
14,842,602

-----------------------------------------------------------------------------------
Net Investment Income
1,854,362

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized loss on investments
(839,565)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments
163,856,191

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations
$164,870,988

=============

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended October 31,                                          2003
2002
------------------------------------------------------------------------------------
Operations
------------------------------------------------------------------------------------

Net investment income (loss)                            $  1,854,362  $
(457,495)
------------------------------------------------------------------------------------
Net realized loss                                           (839,565)
(41,300,603)
------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     163,856,191
(108,653,940)

----------------------------
Net increase (decrease) in net assets
resulting from operations                                164,870,988
(150,412,038)

------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           --
(12,946,590)
Class B                                                           --
(7,496,507)
Class C                                                           --
(1,939,923)
Class N                                                           --
(96,893)
Class Y                                                           --
(473,948)

------------------------------------------------------------------------------------
Capital Stock Transactions
------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                   20,507,802
20,977,024
Class B                                                  (54,317,094)
(37,437,200)
Class C                                                   (5,544,078)
2,368,408
Class N                                                    2,133,914
6,852,192
Class Y                                                    3,716,361
5,546,253

------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------
Total increase (decrease)                                131,367,893
(175,059,222)
------------------------------------------------------------------------------------
Beginning of period                                      816,127,821
991,187,043

----------------------------
End of period [including undistributed net
investment income (loss) of $1,737,590 and
($116,772), respectively]                               $947,495,714
$816,127,821

============================

                                  Appendix A

                             RATINGS DEFINITIONS
                             -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

------------------------------------------------------------------------------

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
------------------------------------------------------------------------------
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.     Applicability of Class A Contingent Deferred Sales Charges in Certain
                                       Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
         dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Quest Value Fund, Inc. SM

Internet Website
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel

      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234
PX225.1203

                     OPPENHEIMER QUEST VALUE FUND, INC.

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   (i)   Restated  Articles of  Incorporation  dated 8/7/97:  Previously filed with  Registrant's  Post-Effective  Amendment No. 48, 2/13/01,  and  incorporated herein by reference

      (ii)   Articles  Supplementary to Restated Articles of Incorporation  dated
8/3/99:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 48,
2/13/01, and incorporated herein by reference

      (iii) Articles  Supplementary to Restated  Articles of Incorporation  dated
2/5/01:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 48,
2/13/01, and incorporated herein by reference

 (b)  (i)   By-Laws dated 8/7/79:  Previously  filed as Exhibit 2 to the original
Registration  Statement on Form N-1 filed on 8/10/79,  refiled with  Registrant's
Post-Effective  Amendment  No. 37,  2/13/96  pursuant  to Item 102 of  Regulation
S-T, and incorporated herein by reference.

      (ii)  Amendment  No. 1 to  By-Laws  dated  2/4/97:  Previously  filed  with
Registrant's  Post-Effective  Amendment No. 40, 12/18/97, and incorporated herein by reference.

      (iii) Amendment  No. 2 to  By-Laws  dated  7/22/98:  Previously  filed with
Registrant's   Post-Effective   Amendment  No.  44,  12/23/98,  and  incorporated
herein by reference.

(c)   (i)         Specimen Class A Share Certificate: Filed herewith.

      (ii)        Specimen Class B Share Certificate: Filed herewith.

      (iii)       Specimen Class C Share Certificate: Filed herewith.

      (iv)        Specimen Class N Share Certificate:  Filed herewith.

      (iv)  Specimen   Class  Y  Share   Certificate:   Previously   filed   with
      Registrant's  Post-Effective  Amendment No. 40, 12/18/97,  and incorporated herein by reference.

(d)   (i)   Investment  Advisory  Agreement dated 6/2/97:  Previously  filed with
Registrant's   Post-Effective   Amendment  No.  40,  12/18/97,  and  incorporated
herein by reference.

      (ii)  Amendment   dated   10/22/97  to   Investment   Advisory   Agreement:
Previously  filed with  Registrant's  Post-Effective  Amendment No. 40, 12/18/97,
and incorporated herein by reference.

      (iii)       Amendment  dated  3/1/02  to  Investment   Advisory  Agreement:
Filed herewith.

      (iv)  Amendment  dated  6/15/03 to  Investment  Advisory  Agreement:  Filed herewith.

      (v)   Amendment  dated  1/1/04  to  Investment  Advisory  Agreement:  Filed herewith.

      (vi)  Sub-Advisory   Agreement   dated  3/17/00:   Previously   filed  with
Registrant's  Post-Effective  Amendment No. 48, 2/13/01,  and incorporated herein by reference.

(e)   (i)   General  Distributor's  Agreement  dated 11/22/95:  Previously  filed
      with   Registrant's   Post-Effective   Amendment  No.  37,   2/13/96,   and
      incorporated herein by reference.

      (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
      Previously filed with  Post-Effective  Amendment No. 45 to the Registration
      Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,
      and incorporated herein by reference.

      (iii) Form of  Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
      Previously filed with  Post-Effective  Amendment No. 45 to the Registration
      Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,
      and incorporated herein by reference.

(iv)  Form  of  Agency   Agreement   of   OppenheimerFunds   Distributor,   Inc.:
      Previously filed with  Post-Effective  Amendment No. 45 to the Registration
      Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,
      and incorporated herein by reference.

(v)   Form of Trust  Company  Fund/SERV  Purchase  Agreement of  OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

(f)   (i)   Form   of    Deferred    Compensation    Plan    for    Disinterested
Trustees/Directors:  Previously  filed with  Post-Effective  Amendment  No. 43 to the  Registration  Statement  of  Oppenheimer  Quest For Value  Funds  (Reg.  No.
33-15489), 12/21/98, and incorporated herein by reference.

      (ii)  Amended and Restated  Retirement Plan for Non-Interested  Trustees or
Directors:  Previously filed with  Registrant's  Post-Effective  Amendment No. 49
to  the   Registration   Statement   of   Oppenheimer   Quest  For  Value   Funds
(Registration No 33-15489), 2/09/01, and incorporated herein by reference.

(g)   (i)  Global  Custodial  Services  Agreement  dated July 15,  2003,  between
Registrant  and  Citibank,   N.A.:   Previously  filed  with  the   Pre-Effective
Amendment  No.  1 to the  Registration  Statement  of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

      (ii) Amended and Restated  Foreign Custody Manager  Agreement dated May 31,
2001,  as  amended  July  15,  2003,  between   Registrant  and  Citibank,   N.A:
Previously  filed  with the  Pre-Effective  Amendment  No. 1 to the  Registration
Statement  of   Oppenheimer   International   Large-Cap   Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of  Counsel  dated  10/2/92:  Previously  filed with
Registrant's Pre-Effective Amendment No. 1 and incorporated herein by reference.

(j)   Independent Auditors Consents: Filed herewith.

(k)   Not applicable.

(l)   Investment  Letter from  OppenheimerFunds,  Inc. to Registrant:  Previously filed with  Registrant's  Post-Effective  Amendment No. 1, and incorporated herein by reference.

(m)   (i)   Amended and  Restated  Distribution  and Service  Plan and  Agreement
      for  Class A  shares  dated  2/3/98:  Previously  filed  with  Registrant's
      Post-Effective  Amendment  No. 44,  12/23/98,  and  incorporated  herein by reference.

      (ii)  Amended and  Restated  Distribution  and Service  Plan and  Agreement
      for  Class B  shares  dated  2/3/98:  Previously  filed  with  Registrant's
      Post-Effective  Amendment  No. 44,  12/23/98,  and  incorporated  herein by reference.

      (iii) Amended and  Restated  Distribution  and Service  Plan and  Agreement
      for  Class C  shares  dated  2/3/98:  Previously  filed  with  Registrant's
      Post-Effective  Amendment  No.  44  12/23/98,  and  incorporated  herein by reference.

      (iv)  Distribution  and  Service  Plan  and  Agreement  for  Class N Shares
      dated 2/5/01:  Previously filed with Registrant's  Post-Effective Amendment
      No. 48, 2/13/01, and incorporated herein by reference.

(n)   Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
   10/22/03:  Previously  filed  with  Post-Effective  Amendment  No.  11 to  the
   Registration  Statement of  Oppenheimer  Senior  Floating Rate Fund (Reg.  No.
   333-82579), 11/17/03, and incorporated herein by reference.

(o)   (i)  Powers  of   Attorney   (including   Certified   Board   resolutions):
Previously  filed with  Registrant's  Post-Effective  Amendment No. 36, 11/24/95,
and incorporated herein by reference.

      (ii) Power of Attorney  (including  Certified Board  resolution) for Robert
G.  Galli:  Previously  filed  with  Post-Effective   Amendment  No.  43  to  the
Registration   Statement  of   Oppenheimer   Quest  For  Value  Funds  (Reg.  No.
33-15489), 12/21/98, and incorporated herein by reference.

      (iii)  Power  of  Attorney  for  Brian W.  Wixted:  Previously  filed  with
Post-Effective  Amendment  No. 5 to the  Registration  Statement  of  Oppenheimer
Quest Capital Value Fund, Inc., (Reg. No. 333-16881),  2/22/00,  and incorporated herein by reference.

      (iv) Powers of Attorney for Brian Wruble and John V. Murphy: Previously
filed with Post Effective Amendment No. 49 to the Registration Statement of
Oppenheimer Quest Value Fund, Inc., (Reg. 2-65223), 2/26/02, and incorporated herein by reference.

(p)   (i) Amended and Restated Code of Ethics of the Oppenheimer Funds dated
May 15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

      (ii)  Code of  Ethics  dated  July  1,  2003  for  Allianz  Dresdner  Asset
Management  of  America  L.P.,   the  parent   company  of  OpCap  Advisors  (the
"Sub-Advisor"):  Filed with  post-Effective  Amendment No. 10 to the Registration
Statement  of  Oppenheimer  Quest  Capital  Value,  Inc.  (Reg.  No.  333-16881),
12/23/03, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

      Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Articles  of  Amendment   and   Restatement   filed  as  Exhibit  23(a)  to  this
Registration Statement, and incorporated herein by reference.

      Insofar as  indemnification  for  liabilities  arising under the Securities
Act of 1933 may be permitted to directors,  officers and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission  such indemnification  is against  public policy as expressed in the  Securities Act of
1933  and  is,  therefore,   unenforceable.   In  the  event  that  a  claim  for
indemnification  against such  liabilities  (other than the payment by Registrant of  expenses  incurred or paid by a director,  officer or  controlling  person of
Registrant  in the  successful  defense of any  action,  suit or  proceeding)  is asserted  by such  director,  officer or  controlling  person,  Registrant  will, unless in the opinion of its counsel the matter has been  settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question  whether such  indemnification  by it  is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be  governed by the final  adjudication  of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;  it and  certain  subsidiaries  and  affiliates  act in the  same  capacity  to other investment  companies,  including  without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(a)(i)      The  directors  and  executive  officers  of  OpCap  Advisors,  their positions and their other business  affiliations and business  experience for the past two years are listed in Item 26(b) below.

(b)   There  is  set  forth  below   information   as  to  any  other   business,
profession,  vocation  or  employment  of a  substantial  nature  in  which  each officer and  director  of  OppenheimerFunds,  Inc.  is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own  account  or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,

                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer of OppenheimerFunds, Inc. and
Vice President                 Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of

                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice  President  and Assistant OppenheimerFunds Distributor, Inc. and
Secretary                      Shareholder Services, Inc.; Assistant Secretary
                               of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Formerly an Associate at Sidley Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management, Inc.;
                               President, Chairman and Director of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI

                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Neilon,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive   Vice    President, Officer and Management Director of Oppenheimer
Chief  Financial  Officer  and Acquisition Corp.; President and Director of
Director                       Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American

                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
            Senior Vice        Distributor, Inc.

                        President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice    President, January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer   International   Large-Cap   Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)

Oppenheimer International Small Company Fund

Oppenheimer  International  Value  Fund (a  series of  Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust

Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer  Principal  Protected  Main  Street  Fund (a  series  of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,   Inc.,   Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management  Corporation,  Centennial Capital Corp.,  Oppenheimer
Real Asset  Management,  Inc. and  OppenheimerFunds  Legacy Program is 6803 South
Tucson Way, Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView  Asset  Management  Corporation,  Oppenheimer  Partnership  Holdings,
Inc.,  Oppenheimer   Acquisition  Corp.,  OFI  Private  Investments,   Inc.,  OFI
Institutional  Asset  Management,  Inc. and Oppenheimer  Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080.

The  address of Tremont  Advisers,  Inc.  is 555  Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is  Bloc C,  Irish  Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North  Spring
Street, Bellefonte, Pennsylvania 16823.

Name & Current Position             Other Business and Connections
with OpCap Advisors                 During the Past Two Years
-------------------                 -------------------------

Malcolm Bishopp,
Managing Director                   Managing Director, PIMCO Advisors Retail
                                    Holdings LLC.

Mark F. Degenhart,
Senior Vice President                     Senior Vice President of Oppenheimer
Capital.

Colin J. Glinsman,
Managing Director                   Managing Director and Chief Investment
Officer
                                    of Oppenheimer Capital.

Louis P. Goldstein,
Managing Director                   Managing Director of Oppenheimer Capital.

Matthew J. Greenwald,
Senior Vice President                     Senior Vice President of Oppenheimer
Capital.

Benjamin D. Gutstein,
Vice President                            Vice President of Oppenheimer Capital.

Bruce Koepfgen,
Managing Director                   Managing Director and Chief Executive
Officer of
                                    Oppenheimer Capital.

Francis A. LeCates, Jr.,
Managing Director                   Managing Director of Oppenheimer Capital.

John G. Lindenthal,
Managing Director                   Managing Director of Oppenheimer Capital.

John C. Maney,
Chief Financial Officer             Chief Financial Officer of Oppenheimer
Capital.

Elisa A. Mazen,
Managing Director                   Managing Director of Oppenheimer Capital.

William P. McDaniel,
Managing Director                   Managing Director of Oppenheimer Capital.

Vinh T. Nguyen,
Vice President and Controller             Vice President and Controller of
Oppenheimer

                                    Capital.

Anne-Marie L. Pitale,
Vice President and Director of
Compliance                          Vice President and Director of Compliance
of
                                    Oppenheimer Capital.

Francis C. Poli,
Executive Vice President, Chief
Legal Officer and Secretary               Executive Vice President, Chief Legal
Officer and

                                    Secretary of Oppenheimer Capital.

Brian S. Shlissel,
Senior Vice President and
Treasurer                           Senior Vice President of PIMCO Advisors Fund
                                    Management LLC.

Stewart A. Smith,
Vice President and Assistant
Secretary                           Vice President and Assistant Secretary of
                                    Oppenheimer Capital.

Stephen J. Treadway,
Managing Director                   Managing Director and Chief Executive
Officer of
                                    PIMCO Advisors Fund Management LLC.

The address of OpCap  Advisors is 1345 Avenue of the  Americas,  49th Floor,  New
York, New York 10105-4800.

For  information  as  to  business,  profession,  vocation  or  employment  of  a substantial  nature of the officers of OpCap  Advisors and  Oppenheimer  Capital, reference  is made to their  respective  Forms  ADV filed  under  the  Investment
Advisers Act of 1940, which are incorporated herein by reference.

Item 27.  Principal Underwriter
-------   ---------------------

(a)   OppenheimerFunds  Distributor,  Inc. is the Distributor of the Registrant's
shares.  It is also the  Distributor  of each of the  other  registered  open-end
investment  companies  for  which   OppenheimerFunds,   Inc.  is  the  investment
adviser,  as described in Part A and B of this Registration  Statement and listed in Item 26(b) above (except  Oppenheimer  Multi-Sector  Income Trust and Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
4127 Towne Green Circle

Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue

Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway, Jr.             Vice President            None
18970 Vogel Farm Trail
Eden Paire, MN 55347

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Presutti(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
10860 Fairwoods Drive
Fishers, IN 46038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place

Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace

Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None
2625 N. Paula Drive
Dunedin, FL 34698

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, NY
10080

(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29.  Management Services
-----------------------------

Not applicable

Item 30.  Undertakings
----------------------

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of
December, 2003.

                        OPPENHEIMER QUEST VALUE FUND, INC.

                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President &
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Thomas W. Courtney *     Chairman of the Board       December 23, 2003
-----------------------------of Directors
Thomas W. Courtney

/s/ John V. Murphy*
-----------------------------President & Principal

                                                         December 23, 2003

John V. Murphy               Executive Officer

/s/ Brian W. Wixted *        Treasurer and Chief
-----------------------------Financial and

                                                         December 23, 2003

Brian W. Wixted              Accounting Officer

/s/ Paul Y. Clinton *        Director                    December 23, 2003

---------------------------
Paul Y. Clinton

/s/ Robert G. Galli *

---------------------------- Director                    December 23, 2003
Robert G. Galli

 /s/ Lacy B. Herrmann *      Director                    December 23, 2003

----------------------------
Lacy B. Herrmann

/s/ Brian Wruble *            Director                    December 23, 2003

---------------------------
Brian Wruble

*By: /s/ Robert G. Zack
----------------------------
Robert G. Zack, Attorney-in-Fact

                       OPPENHEIMER QUEST VALUE FUND, INC.

                         POST_EFFECTIVE AMENDMENT NO. 51

                       REGISTRATION STATEMENT NO. 2-65223

                                  EXHIBIT INDEX

Exhibit No.                         Description
----------                          -----------

23(c)                        Specimen Share Certificates for Classes A, B, C, N
& Y

23(d) (iii)                  Amendment to Investment Advisory Agreement dated
3/1/02
      (iv)                   Amendment to Investment Advisory Agreement dated
6/15/03
      (v)                    Amendment to Investment Advisory Agreement dated
1/1/04

23(j)                        Independent Auditor's Consent